AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1999
------------------------------------------------------------------------------

                                                           FILE NOS. 033-35412
                                                                      811-6116

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 21 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO. 22/X/

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                        NORTHBROOK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                        NORTHBROOK LIFE INSURANCE COMPANY
                               3100 SAUNDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

    RICHARD T. CHOI, ESQUIRE             CHRISTINE A. EDWARDS, ESQUIRE
FREEDMAN, LEVY, KROLL & SIMONDS            DEAN WITTER REYNOLDS INC.
 1050 CONNECTICUT AVENUE, N.W.               TWO WORLD TRADE CENTER
           SUITE 825                        NEW YORK, NEW YORK 10048
  WASHINGTON, D.C. 20036-5366


            Approximate date of proposed public offering: Continuous

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 2, 1999 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(i) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Northbrook Variable Annuity Account II under deferred variable annuity contracts.

                           MORGAN STANLEY DEAN WITTER
                        VARIABLE ANNUITY II ASSET MANAGER


Northbrook Life Insurance Company               Prospectus dated May 2, 1999
P.O. Box 94040
Palatine, IL 60094
Telephone Number: 1-800-654-2397


Northbrook Life Insurance Company ("Northbrook") is offering the Morgan Stanley Dean Witter Variable Annuity II Asset Manager, an individual and group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 24 investment alternatives ("investment alternatives"). The investment alternatives include 3 fixed account options ("Fixed Account Options") and 21 variable sub-accounts ("Variable Sub-Accounts") of the Northbrook Variable Annuity Account II ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):

o       Morgan Stanley Dean Witter Variable Investment Series
o       Morgan Stanley Dean Witter Universal Funds, Inc.
o       Van Kampen Life Investment Trust

We (Northbrook) have filed a Statement of Additional Information, dated May 2, 1999, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page __ of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


                     The Securities and Exchange  Commission has not approved or disapproved  the securities  described in this  prospectus, nor has it passed on the  accuracy or the  adequacy of this prospectus. Any one who tells you otherwise is committing a
      IMPORTANT      federal crime.
       NOTICES
                     Investment in the Contracts involves investment risks, including prossible loss of principal.

TABLE OF CONTENTS

------------------------------------------------------------------------------



                                                                                             Page

                           Important Terms................................................
                           The Contract At A Glance.......................................
       Overview            How the Contract Works.........................................
                           Expense Table..................................................
                           Financial Information..........................................



                           The Contract...................................................

   Contract Features       Purchases......................................................
                           Contract Value.................................................
                           Investment Alternatives........................................
                                 The Variable Sub-Accounts................................
                                 The Fixed Account Options................................
                                 Transfers................................................
                           Expenses.......................................................
                           Access To Your Money...........................................
                           Income Payments................................................
                           Death Benefits.................................................



                           More Information:
                                    Northbrook............................................
                                    The Variable Account..................................
                                    The Portfolios........................................
   Other Information                The Contract..........................................
                                    Qualified Plans.......................................
                                    Legal Matters.........................................
                                    Year 2000.............................................
                           Taxes..........................................................
                           Performance Information........................................
                           Appendix A--Accumulation Unit Values...........................
                           Statement of Additional Information Table of Contents..........



IMPORTANT TERMS

------------------------------------------------------------------------------



This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                         Page

        Accumulation Phase..............................................
        Accumulation Unit ..............................................
        Accumulation Unit Value ........................................
        Annuitant.......................................................
        Automatic Additions Program.....................................
        Automatic Portfolio Rebalancing Program.........................
        Beneficiary.....................................................
        Cancellation Period.............................................
        *Contract ......................................................
        Contract Anniversary............................................
        Contract Owner ("You") .........................................
        Contract Value .................................................
        Contract  Year..................................................
        Death Benefit Anniversary ......................................
        Death Benefit Combination Option ...............................
        Dollar Cost Averaging Fixed Account Options.....................
        Dollar Cost Averaging Program...................................
        Due Proof of Death..............................................
        Enhanced Death Benefit Option...................................
        Fixed Account Options...........................................
        Free Withdrawal Amount..........................................
        Funds...........................................................
        Income Plan ....................................................
        Investment Alternatives ........................................
        Issue Date .....................................................
        Northbrook ("We")...............................................
        Payout Phase....................................................
        Payout Start Date  .............................................
        Performance Benefit Combination Option..........................
        Performance Death Benefit Option................................
        Performance Income Benefit Option...............................
        Portfolios......................................................
        Qualified Contracts.............................................
        Right to Cancel.................................................
        SEC.............................................................
        Settlement  Value ..............................................
        Systematic Withdrawal Program...................................
        Valuation Date..................................................
        Variable Account ...............................................
        Variable Sub-Account ...........................................

       * In certain states the Contract is available only as a group Contract. In these states, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

THE CONTRACT AT A GLANCE

------------------------------------------------------------------------------


The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


 -----------------------------------------------------------------------------

    Flexible Payments
                             You can purchase a Contract with an initial purchase payment of $10,000 or more. You can add to your Contract as often and as much as you like, but each payment must be at least $100. You must maintain a minimum account size of $500.

 -----------------------------------------------------------------------------


    Right to Cancel          You may cancel your Contract within 20 days of
                             receipt or any longer period as your state may require ("Cancellation Period"). Upon cancellation, we will return your purchase payments adjusted, to the extent state law permits, to reflect the investment experience of any amounts allocated to the Variable Account.

 -----------------------------------------------------------------------------

    Expenses                 You will bear the following expenses:

                             o Total Variable Account annual fees equal to 1.59% of average daily net assets (1.72% if
                                you  select  the  Enhanced   Death  Benefit
                                Option,   the  Performance   Death  Benefit
                                Option,  or the Performance  Income Benefit
                                Option,   and  1.83%  if  you   select  the
                                Performance Benefit Combination Option, or the Death Benefit Combination Option)
                             o  Annual contract maintenance charge of $35
                             o  Withdrawal charges not to exceed 1% of
                                purchase payment(s) withdrawn (with certain exceptions)
                             o  Transfer fee of $10 after 12th transfer in
                                any Contract Year (fee currently waived)
                             o  State premium tax (if your state imposes one)

                             In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.

 -----------------------------------------------------------------------------

    Investment               The Contract offers 24 investment alternatives
    Alternatives             including:

                             o 3 Fixed Account Options (which credits interest at rates we guarantee)
                             o 21 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                                 o   Morgan Stanley Dean Witter Advisors, Inc.
                                 o   Morgan Stanley Dean Witter Asset
                                     Management, Inc.
                                 o   Van Kampen Asset Management, Inc.

                             To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-654-2397.

 -----------------------------------------------------------------------------

    Special Services          For your convenience, we offer these special
                              services:

                              o    Automatic Additions Program
                              o    Automatic Portfolio Rebalancing Program
                              o    Dollar Cost Averaging Program
                              o    Systematic Withdrawal Program

 -----------------------------------------------------------------------------

    Income Payments           You can choose  fixed  income  payments,
                              variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                              o life income with payments guaranteed for 10 years
                              o   joint and survivor life income
                              o   guaranteed payments for a specified period

 -----------------------------------------------------------------------------

    Death Benefits            If you or the  Annuitant  dies before the
                              Payout Start Date, we will pay the death benefit described in the Contract. We also offer 3 Death
                              Benefit Options.

 -----------------------------------------------------------------------------

    Transfers                 Before the Payout  Start  Date,  you may  transfer
                              your Contract value  ("Contract  Value") among the
                              investment     alternatives,      with     certain
                              restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less.

                              We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12th transfer in each "Contract Year," which we measure from the date we issue your contract or a Contract anniversary ("Contract Anniversary").

 -----------------------------------------------------------------------------

    Withdrawals               You may  withdraw  some  or all of  your  Contract
                              Value at anytime during the Accumulation Phase. In general, you must withdraw at least $100 at a time or the total amount in the investment alternative, if less. A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old. A withdrawal charge also may apply.

 -----------------------------------------------------------------------------

HOW THE CONTRACT WORKS

------------------------------------------------------------------------------


     The Contract basically works in two ways.

     First, the Contract can help you (we assume you are the "Contract owner") save for retirement because you can invest in up to 24 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

     Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page __. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

     The timeline below illustrates how you might use your Contract.


  Issue                                      Payout Start
  Date          Accumulation Phase                  Date         Payout Phase
------------------------------------------------------------------------------------------------------
|                                                   |                             |                 ?
                You save for retirement

You buy                                      You elect to receive       You can         Or you can
a Contract                                   income payments or         receive         receive income
                                             receive a lump sum         income          payments
                                             payment                    payments for    for life
                                                                        a set period

     As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

     Please call us at 1-800-654-2397 if you have any question about how the Contract works.

EXPENSE TABLE

------------------------------------------------------------------------------


The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.


        ----------------------------------------------------------------------

        CONTRACT OWNER TRANSACTION EXPENSES

        Withdrawal Charge (as a percentage of purchase payments withdrawn)*

        Number of Complete Years
        Since We Received the Purchase
        Payment Being Withdrawn:            0       1

        Applicable Charge:                  1%      0%

        Annual Contract Maintenance Charge............................$35.00**
        Transfer Fee............................. ....................$10.00***

             * Each Contract Year, you may withdraw up to 15% of the amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

             **  We will waive this charge in certain cases.  See "Expenses."

             *** Applies  solely  to the  thirteenth  and  subsequent  transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.


        VARIABLE ACCOUNT ANNUAL EXPENSES
        (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

        Mortality and Expense Risk Charge.............................1.49%*
        Administrative Expense Charge.................................0.10%
                   Total Variable Account Annual Expenses.............1.59%

        --------------

        * If you select the Enhanced Death Benefit Option, the Performance Death Benefit Option or the Performance Income Benefit Option, the mortality and expense risk charge is 1.62%. If you select the Performance Benefit Combination Option, or the Death Benefit Combination Option, the mortality and expense risk charge is 1.73%.

          PORTFOLIO   ANNUAL   EXPENSES   (After   Voluntary    Reductions   and
          Reimbursements) (as a percentage of Portfolio average daily net assets)

                                                                                 Total
                                                                               Portfolio
                                                   Management      Other        Annual
        Portfolio                                     Fees        Expenses      Expenses
        ---------                                  ----------     --------     ---------
        Morgan Stanley Dean Witter Variable
        Investment  Series(2)

        Money Market                                 0.50%         0.02%         0.52%
        Quality Income Plus                          0.50%         0.02%         0.52%
        Short-Term Bond                              0.45%         0.00%         0.45%
        High Yield                                   0.50%         0.03%         0.53%
        Utilities                                    0.65%         0.02%         0.67%
        Income Builder                               0.75%         0.06%         0.81%
        Dividend Growth                              0.52%         0.01%         0.53%
        Aggressive Equity                            0.75%         0.00%         0.75%
        Capital Growth                               0.65%         0.05%         0.70%
        Global Dividend Growth                       0.75%         0.09%         0.84%
        European Growth                              0.99%         0.12%         1.11%
        Pacific Growth                               0.99%         0.52%         1.51%
        Equity(1)                                    0.50%         0.02%         0.52%
        S&P 500 Index                                0.00%         0.00%         0.00%
        Competitive Edge "Best Ideas"(2)             0.00%         0.00%         0.00%
        Strategist                                   0.50%         0.02%         0.62%

        Morgan Stanley Dean Witter Universal
        Funds, Inc.(3)

        Equity Growth                                0.09%         0.76%         0.85%
        U.S. Real Estate                             0.17%         0.93%         1.10%
        International Magnum                         0.15%         1.00%         1.15%
        Emerging Markets Equity                      0.00%         1.95%         1.95%

        Van Kampen Life Investment Trust(4)

        Emerging Growth                              0.32%         0.53%         0.85%


(1) At the close of business on March 19, 1999, the Capital Appreciation Portfolio merged with and into the Equity Portfolio.

(2) Morgan Stanley Dean Witter Advisers, Inc. has undertaken to assume all expenses of the S&P 500 Index and Competitive Edge "Best Ideas" Portfolios (except for brokerage fees) and to waive the compensation provided for each of these Portfolios in its management agreement with the Fund until such time as the pertinent Portfolio has $50 million of net assets or until six months from the date of the Portfolio's commencement of operations, whichever occurs first. Thereafter, the investment manager has agreed to assume all expenses of the S&P 500 Index Portfolio (except for brokerage fees) and to waive the compensation provided in its management agreement with the Fund to the extent that such expenses and compensation on an annualized basis exceed .50% of the daily net assets of the S&P 500 Index Portfolio. Absent such reductions, the management fees, other expenses, and total annual expenses would have been as follows:

     S&P 500 Index                        0.40%           0.19%         0.59%
     Competitive Edge "Best Ideas"        0.65%           0.27%         0.92%

(3) Morgan Stanley Dean Witter Asset Management Inc. has voluntarily agreed to a reduction in its management fees and to reimburse the Portfolios for which it acts as investment adviser if such fees would cause "Total Fund Annual Expenses" to exceed the amount set forth in the table above. Absent such reductions, the management fees, other expenses, and total annual expenses would have been as follows:

     Equity Growth                          0.55%        0.76%        1.31%
     U.S. Real Estate                       0.80%        0.93%        1.73%
     International Magnum                   0.80%        1.00%        1.80%
     Emerging Markets Equity                1.25%        2.20%        3.45%

(4) Van Kampen Asset Management, Inc. has voluntarily agreed to a reduction in its management fees and to reimburse the Emerging Growth Portfolio for which it acts as investment adviser if such fees would cause "Total Fund Annual Expenses" to exceed the amount set forth in the table above. Absent such reductions, the management fees, other expenses, and total annual expenses would have been 0.70%, 0.53, and 1.23%, respectively.


EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

o   invested $1,000 in a Variable Sub-Account,
o   earned a 5% annual return on your investment,
o surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and
o elected the Performance Death Benefit Combination Option or the Death Benefit Combination Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.


SUB-ACCOUNT                                        1 YEAR      3 YEARS      5 YEARS     10 YEARS
-----------                                        ------      -------      -------     --------
Money Market Sub-Account.....................       $25          $76         $130         $277
Quality Income Plus Sub-Account..............       $25          $76         $130         $277
Short-Term Bond Sub-Account...................      $24          $74         $126         $269
High Yield Sub-Account........................      $25          $76         $130         $278
Utilities Sub-Account.........................      $26          $81         $138         $292
Income Builder Sub-Account....................      $28          $85         $145         $306
Dividend Growth Sub-Account...................      $25          $76         $130         $278
Capital Growth Sub-Account....................      $27          $82         $139         $295
Global Dividend Growth Sub-Account............      $28          $86         $146         $309
European Growth Sub-Account...................      $31          $94         $160         $335
Pacific Growth Sub-Account....................      $35         $106         $180         $373
Equity Sub-Account............................      $25          $76         $130         $277
S&P 500 Index Sub-Account.....................      $19          $60         $103         $222
Competitive Edge "Best Ideas" Sub-Account.....      $19          $60         $103         $222
Strategist Sub-Account........................      $25          $76         $130         $277
Equity Growth Sub-Account.....................      $28          $86         $147         $310
Aggressive Equity Sub-Account.................      $27          $83         $142         $300
U.S. Real Estate Sub-Account..................      $31          $94         $159         $334
International Magnum Sub-Account..............      $31          $95         $162         $339
Emerging Markets Equity Sub-Account...........      $39         $119         $201         $413
Emerging Growth Sub-Account...................      $28          $86         $147         $310


EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.


SUB-ACCOUNT                                        1 YEAR      3 YEARS      5 YEARS     10 YEARS
-----------                                        ------      -------      -------     --------
Money Market Sub-Account.....................       $25          $76         $130         $277
Quality Income Plus Sub-Account..............       $25          $76         $130         $277
Short-Term Bond Sub-Account...................      $24          $74         $126         $269
High Yield Sub-Account........................      $25          $76         $130         $278
Utilities Sub-Account.........................      $26          $81         $138         $292
Income Builder Sub-Account....................      $28          $85         $145         $306
Dividend Growth Sub-Account...................      $25          $76         $130         $278
Capital Growth Sub-Account....................      $27          $82         $139         $295
Global Dividend Growth Sub-Account............      $28          $86         $146         $309
European Growth Sub-Account...................      $31          $94         $160         $335
Pacific Growth Sub-Account....................      $35         $106         $180         $373
Equity Sub-Account............................      $25          $76         $130         $277
S&P 500 Index Sub-Account.....................      $19          $60         $103         $222
Competitive Edge "Best Ideas" Sub-Account.....      $19          $60         $103         $222
Strategist Sub-Account........................      $25          $76         $130         $277
Equity Growth Sub-Account.....................      $28          $86         $147         $310
Aggressive Equity Sub-Account.................      $27          $83         $142         $300
U.S. Real Estate Sub-Account..................      $31          $94         $159         $334
International Magnum Sub-Account..............      $31          $95         $162         $339
Emerging Markets Equity Sub-Account...........      $39         $119         $201         $413
Emerging Growth Sub-Account...................      $28          $86         $147         $310


Please remember that you are looking at examples and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The above examples assume the election of the Performance Benefit Combination Option, or the Death Benefit Combination Option, with a mortality and expense risk charge of 1.73%. If those options were not elected, the expense figures shown above would be slightly lower. To reflect the contract maintenance charge in the examples, we estimated an equivalent percentage charge, based on an assumed average Contract size of $54,945.

FINANCIAL INFORMATION

------------------------------------------------------------------------------



To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. No Accumulation Unit Values are shown for the Short-Term Bond and Aggressive Equity Sub-Accounts, which just became available as of the date of this prospectus. To obtain additional detail on each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Northbrook also appear in the Statement of Additional Information.

THE CONTRACT

------------------------------------------------------------------------------



CONTRACT OWNER

The Variable Annuity II Asset Manager is a contract between you, the Contract owner, and Northbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

o    the investment alternatives during the Accumulation and Payout Phases,

o    the amount and timing of your purchase payments and withdrawals,

o    the programs you want to use to invest or withdraw money,

o    the income payment plan you want to use to receive retirement income,

o the Annuitant (either yourself or someone else) on whose life the income payments will be based,

o the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when you die, and

o    any other rights that the Contract provides.

If you die, any surviving Contract owner, or , if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract. The Contract cannot be jointly owned by both a non-natural person and a natural person.

You can use the Contract with or without a qualified plan. A "qualified plan" is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page __.


ANNUITANT

The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a natural person.

You initially designate an Annuitant in your application. If the Contract owner is a natural person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.


BENEFICIARY

The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

o       your spouse, if he or she is still alive, otherwise
o       your surviving children equally, or if you have no surviving children,
o       your estate.

If more than one Beneficiary survives you, (or the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.


MODIFICATION OF THE CONTRACT

Only a Northbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT

We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.

PURCHASES

------------------------------------------------------------------------------



MINIMUM PURCHASE PAYMENTS

Your initial purchase payment must be at least $10,000. We may increase or decrease this minimum in the future. You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of at least $100 by automatically transferring amounts from your bank account or your Morgan Stanley Dean Witter Active AssetsTM Account. Please consult your Morgan Stanley Dean Witter Financial Advisor for details.


ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL

You may cancel the Contract within the Cancellation Period, which is the 20-day period after you receive the Contract or such longer period as your state may require. If you exercise this Right to Cancel, the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. We also will return your purchase payments allocated to the Variable Account after an adjustment, to the extent state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

CONTRACT VALUE

------------------------------------------------------------------------------



Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.


ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

o changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

o the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, and a third set of Accumulation Unit Values that reflect the cost of the Performance Benefit Combination Option.

You should refer to the prospectuses for the Funds that accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

INVESTMENT ALTERNATIVES:  The Variable Sub-Accounts

------------------------------------------------------------------------------



You may allocate your purchase payments to up to 21 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


------------------------------- -------------------------------------------------- ------------------
                                                                                   Investment
Portfolio:                      Each Portfolio Seeks:                              Adviser:
-----------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Variable Investment Series
-----------------------------------------------------------------------------------------------------
------------------------------- -------------------------------------------------- ------------------
Money Market Portfolio          High current income, preservation of capital,
                                and liquidity









                                                                                    Morgan Stanley
                                                                                      Dean Witter
                                                                                    Advisors, Inc.

------------------------------- -------------------------------------------------- ------------------
------------------------------- -------------------------------------------------- ------------------
Quality Income Plus Portfolio   High current income and, as a secondary
                                objective,  capital appreciation  when
                                consistent with its primary objective
------------------------------- -------------------------------------------------- ------------------
------------------------------- -------------------------------------------------- ------------------
Short-Term Bond Portfolio       High current income consistent with preservation
                                of capital
------------------------------- -------------------------------------------------- ------------------
------------------------------- -------------------------------------------------- ------------------
High Yield Portfolio            High current  income and, as a secondary
                                objective,  capital appreciation when
                                consistent with its primary objective
------------------------------- -------------------------------------------------- ------------------
------------------------------- -------------------------------------------------- ------------------
Utilities Portfolio             Current income and long-term growth of income
                                and capital
------------------------------- -------------------------------------------------- ------------------
------------------------------- -------------------------------------------------- ------------------
Income Builder Portfolio        Reasonable income and, as a secondary objective,
                                growth of capital
------------------------------- -------------------------------------------------- ------------------
Dividend Growth Portfolio       Reasonable current income and long-term growth
                                of income and capital
------------------------------- -------------------------------------------------- ------------------
Capital Growth Portfolio        Long-term capital growth
------------------------------- -------------------------------------------------- ------------------
Global Dividend Growth          Reasonable current income and long-term growth
Portfolio                       of income and capital
------------------------------- -------------------------------------------------- ------------------
European Growth Portfolio       To maximize the capital appreciation on its
                                investments
------------------------------- -------------------------------------------------- ------------------
Pacific Growth Portfolio        To maximize the capital appreciation of its
                                investments
------------------------------- -------------------------------------------------- ------------------
Aggressive Equity Portfolio     Capital growth
------------------------------- -------------------------------------------------- ------------------
Equity Portfolio                Growth of capital and, as a secondary objective,
                                income when consistent with its primary
                                objective.
------------------------------- -------------------------------------------------- ------------------
S&P 500 Index  Portfolio        Investment  results  that, before expenses,
                                correspond to the total return of the Standard
                                and Poor's 500  Composite  Stock Price Index
------------------------------- -------------------------------------------------- ------------------
Competitive Edge "Best Ideas"   Long-term capital growth
   Portfolio
------------------------------- -------------------------------------------------- ------------------
Strategist Portfolio            High total investment return
------------------------------- -------------------------------------------------- ------------------
-----------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds Inc.
------------------------------- -------------------------------------------------- ------------------
Equity Growth Portfolio         Long-term capital appreciation                     Morgan Stanley
                                                                                   Dean Witter Asset
                                                                                   Management, Inc.
------------------------------- -------------------------------------------------- ------------------
U.S. Real Estate Portfolio      Above-average current income and long-term
                                capital appreciation
------------------------------- -------------------------------------------------- ------------------
International Magnum Portfolio  Long-term capital appreciation
------------------------------- -------------------------------------------------- ------------------
Emerging Markets Equity         Long-term capital appreciation
   Portfolio
-----------------------------------------------------------------------------------------------------
Van Kampen Life Trust
-----------------------------------------------------------------------------------------------------
Emerging Growth Portfolio       Capital appreciation                               Van Kampen Asset
                                                                                   Management, Inc.
------------------------------- -------------------------------------------------- ------------------


Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

INVESTMENT ALTERNATIVES : The Fixed Account Options


------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer 3 dollar cost averaging options ("Dollar Cost Averaging Fixed Account Options"). The Fixed Account Options may not be available in all states. Please consult with your Morgan Stanley Dean Witter Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

Basic Dollar Cost Averaging Option. You may establish a Dollar Cost Averaging Program, as described on page __, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 and 12 Month Dollar Cost Averaging Options. You also may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. The crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For current interest rate information, please contact your Morgan Stanley Dean Witter Financial Advisor or our customer support unit at 1-800-654-2397.

INVESTMENT ALTERNATIVES:  Transfers


------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

For Contracts issued after May 2, 1999, we reserve the right to limit transfers among the Variable Sub-Accounts if we determine, in our sole discretion, that transfers by one or more Contract owners would be to the disadvantage of other Contract owners. We may limit transfers by taking such steps as:

o    imposing a minimum time period between each transfer,

o refusing to accept transfer requests of an agent acting under a power of attorney on behalf of more than one Contract owner, or

o limiting the dollar amount that a Contract owner may transfer between the Variable Sub-Accounts and the Fixed Account Options at any one time.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE TRANSFERS

You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account, the Dollar Cost Averaging Fixed Account Option, or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

        Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the High Yield Variable Sub-Account and 60% to be in the Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the High Yield Variable Sub-Account and use the money to buy more units in the Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio   rebalancing  is  consistent  with  maintaining  your  allocation  of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES


------------------------------------------------------------------------------


As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

o    total purchase payments equal $50,000 or more, or

o all of your money is allocated to the Fixed Account Options, as of the Contract Anniversary.

After the Payout Start Date, we will waive this charge if:

o    the Contract Value is $50,000 or more as of the Payout Start Date, or

o    all income payments are fixed amount income payments.


MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at an annual rate of 1.49% of the average daily net assets you have invested in the Variable Sub-Accounts (1.62% if you select either the Enhanced Death Benefit Option, the Performance Death Benefit Option or the Performance Income Benefit Option, and 1.73% if you select the Performance Benefit Combination Option or the Death Benefit Combination Option). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Performance Income Benefit Option to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both during the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.


TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE

We may assess a withdrawal charge of 1% of the purchase payment(s) you withdraw if the amount being withdrawn has been invested in the Contract for less then 1 year. However, during each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

o on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months); and

o withdrawals taken to satisfy IRS minimum distribution rules for the Contract. This waiver doe not apply to Contracts owned by an Individual Retirement Account.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.


OTHER EXPENSES

Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages ___ above. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY


------------------------------------------------------------------------------


You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date.
See "Income Plans" on page __.

You can withdraw money from the Variable Account or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored. In general, you must withdraw at least $100 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals also may be subject to income tax and a 10% penalty tax, as described below.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.


POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2)   An emergency exists as defined by the SEC; or

3)   The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Dean Witter Active Assets(TM) Account. Please consult with your Morgan Stanley Dean Witter Financial Advisor for details.

Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other applicable charges, and applicable taxes.

INCOME PAYMENTS

------------------------------------------------------------------------------



PAYOUT START DATE

You select the Payout Start Date in your application. The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

o       at least 30 days after the Issue Date;
o       the first day of a calendar month; and
o no later than the first day of the calendar month after the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS

An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

o       fixed income payments;
o       variable income payments; or
o       a combination of the two.

The three Income Plans are:

        Income Plan 1 -- Life Income with Payments Guaranteed for 10 Years. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

        Income Plan 2 -- Joint and Survivor Life Income. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive.

        Income Plan 3 -- Guaranteed Payments for a Specified Period. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specific period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each variable income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the variable income payments will be greater than the variable income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate the Variable Account portion of the income payments at any time and receive a lump sum equal to the commuted balance of the remaining variable payments due. A withdrawal charge may apply. We also assess applicable premium taxes against all income payments.

You may apply all or part of your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is not enough to provide an initial payment of at least $20, and state law permits, we may:

o pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

o we may reduce the frequency of your payments so that each payment will be at least $20.


VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1)      deducting any applicable premium tax; and

2) applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to six months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


PERFORMANCE INCOME BENEFIT

The Performance Income Benefit is an optional benefit that you may elect. On the date we issue the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to:
(i) the  Performance  Income Benefit just before the  withdrawal,  multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date, and all Contract Anniversary Contract Values on or prior to the Payout Start Date.

We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a natural person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1) 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2) 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan. The Performance Income Benefit may not be available in all states.

At present, we do not permit you to simultaneously elect the Performance Income Benefit and the Death Benefit Combination Option. We do, however, reserve the right to do so in the future.


CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS

------------------------------------------------------------------------------



We will pay a death benefit if, prior to the Payout Start Date:

1)      any Contract owner dies, or
2)      the Annuitant dies.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary. In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must be submitted before the Payout Start Date. As part of the request, the Contract owner, or, as applicable, the Beneficiary must provide "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

o    a certified copy of a death certificate,

o a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

o    any other proof acceptable to us.


Death Benefit Amount

  Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1)   the Contract Value as of the date we determine the death benefit, or

2) the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3) the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time of a Valuation Date, we will process the request as of the end of the following Valuation Date.


Death Benefit Options

The Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, and the Death Benefit Combination Options are optional benefits that you may elect. If the Contract owner is a natural person, these Options apply only on the death of the Contract owner. If the Contract owner is not a natural person, these Options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. The death benefit options may not be available in all states.

Enhanced Death Benefit Option. The Enhanced Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows:

First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

o We will reduce the Enhanced Death Benefit by the percentage of any Contract Value withdrawn since the prior Contract Anniversary; and

o We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

Performance Death Benefit Option. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit. We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal. In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date, and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a natural person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

Death Benefit Combination Option. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit (calculated until the Contract owner's 85th birthday) or the Performance Death Benefit (calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-natural person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

Performance Benefit Combination Option. You may elect the Performance Death Benefit in combination with the Performance Income Benefit. We call this the "Performance Benefit Combination Option."

None of the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, or the Death Benefit Combination will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.


Death Benefit Payments

If the new Contract owner is a natural person, the new Contract owner may elect to:

1)   receive the death benefit in a lump sum, or

2) apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

     o       the life of the new Contract owner; or

     o for a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the Contract owner.

Options 1 and 2 above are only available if the new Contract owner elects one of these options within 180 days of the date of death. Otherwise, the new Contract owner will receive the Settlement Value. The "Settlement Value" is the Contract Value, less any applicable withdrawal charge and premium tax. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of your death, whichever is earlier. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the new Contract owner is your spouse, then he or she may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. The Contract may only be continued once. If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge. If the surviving spouse is under age 59 1/2, a 10% penalty tax may apply to the withdrawal.

If the new Contract owner is corporation, trust, or other non-natural person, then the new Contract owner may elect, within 180 days of your death, to receive the death benefit in lump sum or may elect to receive the Settlement Value in a lump sum within 5 years of death. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

Death of Annuitant. If any Annuitant who is not also the Contract owner dies prior to the Payout Start Date, the Contract owner must elect one of the applicable options described below.

If the Contract owner is a natural person, the Contract owner may elect to continue the Contract as if the death had not occurred, or, if we receive Due Proof of Death within 180 days of the date of the Annuitant's death, the Contract owner may choose to:

     1)   receive the death benefit in a lump sum; or

     2) apply the death benefit to an Income Plan that must begin within 1 year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the Contract owner.

If the Contract owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract owner, unless the Contract owner names a different Annuitant.

If the Contract owner is a non-natural person, the non-natural Contract owner may elect, within 180 days of the Annuitant's date of death, to receive the death benefit in a lump sum or may elect to receive the Settlement Value payable in a lump sum within 5 years of the Annuitant's date of death. If the non-natural Contract owner does not make one of the above described elections, the Settlement Value must be withdrawn by the non-natural Contract owner on or before the mandatory distribution date 5 years after the Annuitant's death.

We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

MORE INFORMATION

------------------------------------------------------------------------------



NORTHBROOK

Northbrook is the issuer of the Contract. Northbrook is an Arizona stock life insurance company organized in 1978. Northbrook is currently licensed to operate in all states (except New York), the District of Columbia, and Puerto Rico. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Northbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), an Illinois stock life insurance company. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, an Illinois stock property-liability insurance company. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Northbrook and Allstate Life entered into a reinsurance agreement effective December 31, 1987. Under the reinsurance agreement, Allstate Life reinsures all of Northbrook's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Northbrook; Northbrook remains the sole obligor under the Contract to you.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which automatically reinsures all net business of Northbrook. A.M. Best Company also assigns Northbrook the rating of A+(r) because Northbrook automatically reinsures all net business with Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Northbrook. Northbrook shares the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT

Northbrook established the Northbrook Variable Annuity Account II on May 8, 1990. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Northbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Northbrook.

The Variable Account consists of 21 Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS

Dividends  and  Capital  Gain  Distributions.   We  automatically  reinvest  all
dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT

The Contracts are distributed exclusively by their principal underwriter, Dean Witter Reynolds Inc. ("Dean Witter"). Dean Witter, a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., is located at Two World Trade Center, New York, New York 10048. Dean Witter is a member of the New York Stock Exchange and the National Association of Securities Dealers.

We may pay up to a maximum sales commission of 2.0% of purchase payments and an annual sales administration expense of up to 1.5% of the average net assets of the Contracts to Dean Witter. In addition, Dean Witter may pay annually to its representatives, from its profits a persistency bonus that will take into account among other things, the length of time purchase payments have been held under the Contract and Contract Values.

Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

o       issuance of the Contracts;
o       maintenance of Contract owner records;
o       Contract owner services;
o       calculation of unit values;
o       maintenance of the Variable Account; and
o       preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS

If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS

Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Northbrook on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Northbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael
J. Velotta, General Counsel of Northbrook.


YEAR 2000

Northbrook is heavily dependent upon complex computer systems for all phases of its operations, including customer service, and policy and contract administration. Since many of Northbrook's older computer software programs recognize only the last two digits of the year in any date, some software may fail to operate properly in or after the year 1999, if the software is not reprogrammed or replaced ("Year 2000 Issue"). Northbrook believes that many of its counterparties and suppliers also have Year 2000 Issues which could affect Northbrook. In 1995, Allstate Insurance Company commenced a plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies include normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements and modifications to existing systems to make them Year 2000 compliant. The plan also includes Northbrook actively working with its major external counterparties and suppliers to assess their compliance efforts and Northbrook's exposure to them. Northbrook presently believes that it will resolve the Year 2000 Issue in a timely manner, and the financial impact will not materially affect its results of operations, liquidity or financial position. Year 2000 costs are and will be expensed as incurred.

TAXES

------------------------------------------------------------------------------



The following discussion is general and is not intended as tax advice. Northbrook makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

Taxation of Annuities in General

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

     1)   the Contract owner is a natural person,

     2) the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

     3) Northbrook is considered the owner of the Variable Account assets for federal income tax purposes.

Non-natural Owners. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Northbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Northbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

o    made on or after the date the individual attains age 59 1/2,
o    made to a beneficiary after the Contract owner's death,
o    attributable to the Contract owner being disabled, or
o for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Annuity Death Benefits. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

     1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

     2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

     1)   made on or after the date the Contract owner attains age 59 1/2;

     2)   made as a result of the Contract owner's death or disability;

     3) made in substantially equal periodic payments over the Contract owner's life or life expectancy,

     4)   made under an immediate annuity, or

     5)   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

Aggregation of Annuity Contracts. All non-qualified deferred annuity contracts issued by Northbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


Tax Qualified Contracts

Contracts may be used as investments with certain qualified plans such as:

o Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;
o    Roth IRAs under Section 408A of the Code;
o    Simplified Employee Pension Plans under Section 408(k) of the Code;
o Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;
o    Tax Sheltered Annuities under Section 403(b) of the Code;
o    Corporate and Self Employed Pension and Profit Sharing Plans; and
o    State  and  Local   Government   and   Tax-Exempt   Organization   Deferred
     Compensation Plans.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

Restrictions Under Section 403(b) Plans. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

1)      on or after the date of employee
    o       attains age 59 1/2,
    o       separates from service,
    o       dies,
    o       becomes disabled, or
2) on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

Income Tax Withholding

Northbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

        1) required minimum distributions, or

        2) a series of substantially equal periodic payments made over a period of at least 10 years, or,

        3) over the life (joint lives) of the participant (and beneficiary).

Northbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

PERFORMANCE INFORMATION

------------------------------------------------------------------------------



We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                                   APPENDIX A
            Accumulation Unit Value and Number of Accumulation Units
                    Outstanding for Each Variable Sub-Account

For the period July 20, 1998 (date Contracts first offered) through December 31, 1998

                                                                    With the
                                                                   Enhanced or
                                                                   Performance
                                                                  Death Benefit
                                                                  Option or the      With the Performance
                                                   Basic           Performance       Benefit Combination
SUB-ACCOUNT                                        Policy*       Income Benefit**       Option***
-----------                                        -------       ----------------    --------------------
MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000           $10.000              $10.000
Accumulation Unit Value, End of Period            $10.153           $10.147              $10.142
Number of Units Outstanding, End of Period         81,705            85,827               15,056

QUALITY INCOME PLUS SUB-ACCOUNT
Accumulation Unit Value, Beginning of             $10.000           $10.000              $10.000
Period
Accumulation Unit Value, End of Period            $10.359           $10.353              $10.348
Number of Units Outstanding, End of Period        178,028            52,778               81,071

HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value, Beginning of             $10.000           $10.000              $10.000
Period
Accumulation Unit Value, End of Period            $ 8.866           $ 8.861              $ 8.857
Number of Units Outstanding, End of Period         93,600            38,215               11,399

UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period      $10.000           $10.000              $10.000
Accumulation Unit Value, End of Period            $10.904           $10.898              $10.892
Number of Units Outstanding, End of Period         46,349            33,289               19,644

INCOME BUILDER SUB-ACCOUNT
Accumulation Unit Value, Beginning of             $10.000           $10.000              $10.000
Period
Accumulation Unit Value, End of Period            $ 9.685           $ 9.679              $ 9.674
Number of Units Outstanding, End of Period         18,227            16,832                3,158

DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of             $10.000           $10.000              $10.000
Period
Accumulation Unit Value, End of Period            $10.101           $10.095              $10.090
Number of Units Outstanding, End of Period        147,314           165,990               58,954

CAPITAL GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of             $10.000           $10.000              $10.000
Period
Accumulation Unit Value, End of Period            $ 9.710           $ 9.704              $ 9.699
Number of Units Outstanding, End of Period          6,192             5,153               12,464

GLOBAL DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of             $10.000           $10.000              $10.000
Period
Accumulation Unit Value, End of Period            $ 9.886           $ 9.881              $ 9.886
Number of Units Outstanding, End of Period         15,232            38,311               14,652

EUROPEAN GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of             $10.000           $10.000              $10.000
Period
Accumulation Unit Value, End of Period            $ 9.014           $ 9.008              $ 9.004
Number of Units Outstanding, End of Period         22,053           206,430               10,221

PACIFIC GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of             $10.000           $10.000              $10.000
Period
Accumulation Unit Value, End of Period            $10.994           $10.987              $10.982
Number of Units Outstanding, End of Period          1,450             1,623                4,550

EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of             $10.000           $10.000              $10.000
Period
Accumulation Unit Value, End of Period            $10.273           $10.267              $10.262
Number of Units Outstanding, End of Period         34,510            80,117               30,606

S&P 500 INDEX SUB-ACCOUNT
Accumulation Unit Value, Beginning of             $10.000           $10.000              $10.000
Period
Accumulation Unit Value, End of Period            $10.382           $10.376              $10.371
Number of Units Outstanding, End of Period         35,394           104,952               41,697

COMPETITIVE EDGE "BEST IDEAS" SUB-ACCOUNT
Accumulation Unit Value, Beginning of             $10.000           $10.000              $10.000
Period
Accumulation Unit Value, End of Period            $ 9.568           $ 9.562              $ 9.557
Number of Units Outstanding, End of Period         17,570            24,807               12,369

STRATEGIST SUB-ACCOUNT
Accumulation Unit Value, Beginning of             $10.000           $10.000              $10.000
Period
Accumulation Unit Value, End of Period            $10.343           $10.337              $10.332
Number of Units Outstanding, End of Period         70,036            24,056               18,089

EQUITY GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of             $10.000           $10.000              $10.000
Period
Accumulation Unit Value, End of Period            $ 9.883           $ 9.877              $ 9.872
Number of Units Outstanding, End of Period         14,358            17,925                -

U.S. REAL ESTATE SUB-ACCOUNT
Accumulation Unit Value, Beginning of             $10.000           $10.000              $10.000
Period
Accumulation Unit Value, End of Period            $ 9.115           $ 9.110              $ 9.105
Number of Units Outstanding, End of Period          3,294            17,463                -

INTERNATIONAL MAGNUM SUB-ACCOUNT
Accumulation Unit Value, Beginning of             $10.000           $10.000              $10.000
Period
Accumulation Unit Value, End of Period            $ 8.763           $ 8.758              $ 8.753
Number of Units Outstanding, End of Period          6,589             9,575                 -

EMERGING MARKETS EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of             $10.000           $10.000              $10.000
Period
Accumulation Unit Value, End of Period            $ 8.119           $ 8.114              $ 8.109
Number of Units Outstanding, End of Period            123             3,925                4,235

EMERGING GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of             $10.000           $10.000              $10.000
Period
Accumulation Unit Value, End of Period            $10.510           $10.504              $10.498
Number of Units Outstanding, End of Period         10,947            31,051               27,030


* The Accumulation Unit Values in this column reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

** The Accumulation Unit Values in this column reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

*** The Accumulation Unit Values in this column reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%. The Death Benefit Combination Option was made available for the Contracts as of the date of this prospectus.

                    STATEMENT OF ADDITIONAL INFORMATION
                             TABLE OF CONTENTS


            Description                                                    Page

            Additions, Deletions or Substitutions of Investments.............
            The Contract.....................................................
                    Purchases................................................
                    Tax-free Exchanges (1035 Exchanges, Rollovers and
            Transfers).......................................................
            Performance Information..........................................
            Calculation of Accumulation Unit Values..........................
            Calculation of Variable Income Payments..........................
            General Matters..................................................
                    Incontestability.........................................
                    Settlements..............................................
                    Safekeeping of the Variable Account's Assets.............
                    Premium Taxes............................................
                    Tax Reserves.............................................
            Federal Tax Matters..............................................
            Qualified Plans..................................................
            Experts..........................................................
            Financial Statements.............................................


                         -----------------------------------------------




This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. We do not authorize anyone to provide any information or representations regarding the offering described in this prospectus other than as contained in this prospectus.



                                  [back cover]

                           MORGAN STANLEY DEAN WITTER
                               VARIABLE ANNUITY II

Northbrook Life Insurance Company                 Prospectus dated May 2, 1999
P.O. Box 94040
Palatine, IL 60094
Telephone Number: 1-800-654-2397


Northbrook Life Insurance Company ("Northbrook") is offering the Morgan Stanley Dean Witter Variable Annuity II, an individual and group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 25 investment alternatives ("investment alternatives"). The investment alternatives include 4 fixed account options ("Fixed Account Options") and 21 variable sub-accounts ("Variable Sub-Accounts") of the Northbrook Variable Annuity Account II ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):

o        Morgan Stanley Dean Witter Variable Investment Series
o        Morgan Stanley Dean Witter Universal Funds, Inc.
o        Van Kampen Life Investment Trust

We (Northbrook) have filed a Statement of Additional Information, dated May 2, 1999, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page __ of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (Error! Bookmark not defined.. You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.



                         The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Any one who tells you otherwise is committing a federal crime.
   IMPORTANT
    NOTICE Investment in the Contracts involves investment risks, including possible loss of principal.

TABLE OF CONTENTS

------------------------------------------------------------------------------




                                                                                  Page
                           Important Terms.......................................
    Overview               The Contract At A Glance..............................
                           How the Contract Works................................
                           Expense Table.........................................
                           Financial Information.................................



                           The Contract..........................................

Contract Features          Purchases.............................................
                           Contract Value........................................
                           Investment Alternatives...............................
                                    The Variable Sub-Accounts....................
                                    The Fixed Account Options....................
                                    Transfers....................................
                           Expenses..............................................
                           Access To Your Money..................................
                           Income Payments.......................................
                           Death Benefits........................................



                           More Information:
                                    Northbrook...................................
                                    The Variable Account.........................
                                    The Portfolios...............................
Other Information                   The Contract.................................
                                    Qualified Plans..............................
                                    Legal Matters................................
                                    Year 2000....................................
                           Taxes.................................................
                           Performance Information...............................
                           Appendix A--Accumulation Unit Values..................
                           Statement of Additional Information Table of Contents.



IMPORTANT TERMS

-------------------------------------------------------------------------------


This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                         Page

         Accumulation Phase.............................................
         Accumulation Unit .............................................
         Accumulation Unit Value .......................................
         Annuitant......................................................
         Automatic Portfolio Rebalancing Program........................
         Automatic Additions Program....................................
         Beneficiary....................................................
         Cancellation Period............................................
         *Contract .....................................................
         Contract Anniversary...........................................
         Contract Owner ("You").........................................
         Contract Value.................................................
         Contract  Year.................................................
         Death Benefit Anniversary .....................................
         Death Benefit Combination Option...............................
         Dollar Cost Averaging Program..................................
         Dollar Cost Averaging Fixed Account Options....................
         Due Proof of Death.............................................
         Enhanced Death Benefit Option..................................
         Fixed Account Options..........................................
         Free Withdrawal Amount.........................................
         Funds..........................................................
         Guarantee Periods..............................................
         Income Plan ...................................................
         Investment Alternatives .......................................
         Issue Date ....................................................
         Northbrook ("We")..............................................
         Payout Phase...................................................
         Payout Start Date..............................................
         Performance Benefit Combination Option.........................
         Performance Death Benefit Option...............................
         Performance Income Benefit Option..............................
         Portfolios.....................................................
         Qualified Contracts............................................
         Right to Cancel................................................
         SEC............................................................
         Settlement  Value .............................................
         Systematic Withdrawal Program..................................
         Valuation Date.................................................
         Variable Account ..............................................
         Variable Sub-Account ..........................................

        * In certain states the Contract is available only as a group Contract. In these states, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

THE CONTRACT AT A GLANCE

------------------------------------------------------------------------------


The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


---------------------------------- -----------------------------------------

    Flexible  Payments             You can  purchase a Contract  with
                                   an initial purchase payment as little as $1,000 (we may increase this minimum to $4,000). You can add to your Contract as often and as much as you like. Each payment must be at least $25. You must maintain a minimum account size of $500.

---------------------------------- ------------------------------------------


    Right  to  Cancel              You may  cancel  your  Contract
                                   within  20 days of  receipt  or any  longer
                                   period   as   your   state   may    require
                                   ("Cancellation Period"). Upon cancellation,
                                   we  will  return  your  purchase   payments
                                   adjusted, to the extent state law permits, to reflect the investment experience of any amounts allocated to the Variable Account.

---------------------------------- -------------------------------------------

    Expenses                       You will bear the following expenses:

                                   o        Total Variable Account annual fees
                                            equal to 1.35%  of  average  daily
                                            net  assets  (1.48% if you  select
                                            the Enhanced Death Benefit Option,
                                            the   Performance   Death  Benefit
                                            Option, or the Performance  Income
                                            Benefit  Option,  and 1.59% if you
                                            select  the  Performance   Benefit
                                            Combination  Option,  or the Death
                                            Benefit Combination
                                            Option)
                                   o        Annual contract maintenance charge
                                            of $30
                                   o        Withdrawal charges ranging from 0%
                                            to 6% of purchase payment(s)
                                            withdrawn (with certain exceptions)
                                   o        Transfer fee of $25 after 12th
                                            transfer in any Contract Year (fee
                                            currently waived)
                                   o        State premium tax (if your state
                                            imposes one)

                                   In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.

---------------------------------- -------------------------------------------

    Investment                     The Contract offers 25 investment
    Alternatives                   alternatives including:

                                   o    4 Fixed Account Options (which credits
                                        interest at rates we guarantee)
                                   o    21 Variable Sub-Accounts  investing in
                                        Portfolios offering professional money
                                        management    by   these    investment
                                        advisers:

                                       o   Morgan Stanley Dean Witter Advisors,
                                           Inc.
                                       o   Morgan Stanley Dean Witter Asset
                                           Management, Inc.
                                       o   Van Kampen Asset Management, Inc.

                    To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-654-2397.

----------------------------------- ------------------------------------------

    Special Services                For your convenience, we offer these
                                    special services:

                                    o   Automatic Additions Program
                                    o   Automatic Portfolio Rebalancing Program
                                    o   Dollar Cost Averaging Program
                                    o   Systematic Withdrawal Program

----------------------------------- ------------------------------------------

    Income  Payments                You  can  choose  fixed  income
                                    payments,  variable income payments,  or a
                                    combination  of the two.  You can  receive
                                    your   income   payments  in  one  of  the
                                    following ways:

                                    o   life income with payments guaranteed
                                        for 10 years
                                    o   joint and survivor life income
                                    o   guaranteed payments for a specified
                                        period

----------------------------------- ------------------------------------------

    Death  Benefits                 If  you or  the  Annuitant  dies
                                    before the Payout Start Date,  we will pay
                                    the  death   benefit   described   in  the
                                    Contract.  We also  offer 3 Death  Benefit
                                    Options.

----------------------------------- ------------------------------------------

    Transfers                       Before  the  Payout  Start  Date,  you may
                                    transfer  your Contract  value  ("Contract
                                    Value") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the entire amount in the investment alternative, whatever is less. Transfers to the Guarantee Periods must be at least $500.

                                    We do  not  currently  impose  a fee  upon
                                    transfers.  However,  we reserve the right
                                    to charge $25 per transfer  after the 12th
                                    transfer in each "Contract Year," which we
                                    measure   from  the  date  we  issue  your
                                    contract   or   a   Contract   anniversary
                                    ("Contract Anniversary").

----------------------------------- ------------------------------------------

    Withdrawals                     You  may  withdraw  some  or all  of  your
                                    Contract   Value  at  anytime  during  the
                                    Accumulation  Phase. In general,  you must
                                    withdraw  at  least  $100 at a time or the
                                    total    amount    in    the    investment
                                    alternative, if less. A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old. A withdrawal charge also may apply.

----------------------------------- ------------------------------------------

HOW THE CONTRACT WORKS

------------------------------------------------------------------------------


     The Contract basically works in two ways.

     First, the Contract can help you (we assume you are the "Contract owner") save for retirement because you can invest in up to 25 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

     Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page __. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

         The timeline below illustrates how you might use your Contract.


  Issue                                               Payout Start
  Date             Accumulation Phase                        Date         Payout Phase
-----------------------------------------------------------------------------------------------------------------------------
|                  You save for retirement                  |                                 |                           ?


You buy                                               You elect to receive income      You can receive     Or you can receive
a Contract                                            payments or receive a lump sum   income payments     income payments
                                                      payment                          for a set period    for life


     As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

     Please call us at 1-800-654-2397 if you have any question about how the Contract works.

EXPENSE TABLE

------------------------------------------------------------------------------


The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.


         ---------------------------------------------------------------------

         CONTRACT OWNER TRANSACTION EXPENSES

         Withdrawal Charge (as a percentage of purchase payments withdrawn)*

         Number of Complete Years
         Since We Received the Purchase
         Payment Being Withdrawn:   0    1   2    3     4     5        6+

         Applicable Charge:         6%   5%  4%   3%    2%     1%      0%

         Annual Contract Maintenance Charge............................$30.00
         Transfer Fee..................................................$25.00**

         -------------------

         * During each Contract Year after the first, you may withdraw up to 15% of your aggregate purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

         **Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

         ---------------------------------------------------------------------

         ---------------------------------------------------------------------

         VARIABLE ACCOUNT ANNUAL EXPENSES
         (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

         Mortality and Expense Risk Charge............................1.25%*
         Administrative Expense Charge................................0.10%
                   Total Variable Account Annual Expenses.............1.35%

         --------------

         * If you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, the mortality and expense risk charge is 1.38%. If you select the Performance Benefit Combination Option, or the Death Benefit Combination Option, the mortality and expense risk charge is 1.49%.

        PORTFOLIOANNUAL    EXPENSES    (After    Voluntary     Reductions    and
                 Reimbursements) (as a percentage of Portfolio average daily net assets)



                                                                                       Total
                                                      Management         Other        Portfolio
Portfolio                                                Fees          Expenses      Annual Expenses
---------                                             ----------       --------      -----------
Morgan Stanley Dean Witter Variable  Investment
Series

Money Market                                            0.50%            0.02%            0.52%
Quality Income Plus                                     0.50%            0.02%            0.52%
Short-Term Bond                                         0.45%            0.00%            0.45%
High Yield                                              0.50%            0.03%            0.53%
Utilities                                               0.65%            0.02%            0.67%
Income Builder                                          0.75%            0.06%            0.81%
Dividend Growth                                         0.52%            0.01%            0.53%
Aggressive Equity                                       0.75%            0.00%            0.75%
Capital Growth                                          0.65%            0.05%            0.70%
Global Dividend Growth                                  0.75%            0.09%            0.84%
European Growth                                         0.99%            0.12%            1.11%
Pacific Growth                                          0.99%            0.52%            1.51%
Equity(1)                                               0.50%            0.02%            0.52%
S&P 500 Index(2)                                        0.00%            0.00%            0.00%
Competitive Edge "Best Ideas"(2)                        0.00%            0.00%            0.00%
Strategist                                              0.50%            0.02%            0.62%

Morgan Stanley Dean Witter Universal Funds,
Inc.(3)

Equity Growth                                           0.09%            0.76%            0.85%
U.S. Real Estate                                        0.17%            0.93%            1.10%
International Magnum                                    0.15%            1.00%            1.15%
Emerging Markets Equity                                 0.00%            1.95%            1.95%

Van Kampen Life Investment Trust(4)

Emerging Growth                                         0.70%            0.53%            1.23%


(1)   At  the  close  of  business  on  March  19,  1999,   the  Capital
      Appreciation Portfolio merged with and into the Equity Portfolio.

(2) Morgan Stanley Dean Witter Advisers, Inc. has undertaken to assume all expenses of the S&P 500 Index and Competitive Edge "Best Ideas" Portfolios (except for brokerage fees) and to waive the compensation provided for each of these Portfolios in its management agreement with the Fund until such time as the pertinent Portfolio has $50 million of net assets or until six months from the date of the Portfolio's commencement of operations, whichever occurs first. Thereafter, the investment manager has agreed to assume all expenses of the S&P 500 Index Portfolio (except for brokerage fees) and to waive the compensation provided in its management agreement with the Fund to the extent that such expenses and compensation on an annualized basis exceed .50% of the daily net assets of the S&P 500 Index Portfolio. Absent such reductions, the management fees, other expenses, and total annual expenses would have been as follows:

              S&P 500 Index                    0.40%        0.19%       0.59%
              Competitive Edge "Best Ideas"    0.65%        0.27%       0.82%

(3) Morgan Stanley Asset Management Inc. has voluntarily agreed to a reduction in its management fees and to reimburse the Portfolios for which it acts as investment adviser if such fees would cause "Total Fund Annual Expenses" to exceed the amount set forth in the table above. Absent such reductions, the management fees, other expenses, and total annual expenses would have been as follows:

              Equity Growth                   0.55%      0.76%          1.31%
              U.S. Real Estate                0.80%      0.93%          1.73%
              International Magnum            0.80%      1.00%          1.80%
              Emerging Markets Equity         1.25%      2.20%          3.45%

(4) Van Kampen Asset Management, Inc. has voluntarily agreed to a reduction in its management fees and to reimburse the Emerging Growth Portfolio for which it acts as investment adviser if such fees would cause "Total Fund Annual Expenses" to exceed the amount set forth in the table above. Absent such reductions, the management fees, other expenses, and total annual expenses would have been 0.70%, 0.53% and 1.23%, respectively.


EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

o   invested $1,000 in a Variable Sub-Account,
o   earned a 5% annual return on your investment,
o surrendered your Contract , or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and
o elected the Performance Benefit Combination Option or the Death Benefit Combination Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.



SUB-ACCOUNT                                                   1 YEAR         3 YEARS         5 YEARS        10 YEARS
-----------                                                   ------         -------         -------        --------
Money Market Sub-Account...............................         $65             $94            $126           $251
Quality Income Plus Sub-Account........................         $65             $94            $126           $251
Short-Term Bond Sub-Account.............................        $64             $92            $122           $244
High Yield Sub-Account..................................        $65             $94            $126           $252
Utilities Sub-Account...................................        $66             $98            $133           $267
Income Builder Sub-Account..............................        $68            $103            $140           $281
Dividend Growth Sub-Account.............................        $65             $94            $126           $252
Capital Growth Sub-Account..............................        $67             $99            $135           $270
Global Dividend Growth Sub-Account......................        $68            $104            $142           $284
European Growth Sub-Account.............................        $71            $112            $156           $311
Pacific Growth Sub-Account..............................        $75            $124            $176           $350
Equity Sub-Account......................................        $65             $94            $126           $251
S&P 500 Index Sub-Account...............................        $59             $78             $98           $195
Competitive Edge "Best Ideas" Sub-Account...............        $59             $78             $98           $195
Strategist Sub-Account..................................        $65             $94            $126           $251
Equity Growth Sub-Account...............................        $68            $104            $143           $285
Aggressive Equity Sub-Account...........................        $67            $101            $137           $275
U.S. Real Estate Sub-Account............................        $71            $112            $155           $310
International Magnum Sub-Account........................        $71            $113            $158           $315
Emerging Markets Equity Sub-Account.....................        $79            $137            $197           $391
Emerging Growth Sub-Account.............................        $68            $104            $143           $285


EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.


SUB-ACCOUNT                                                   1 YEAR         3 YEARS         5 YEARS        10 YEARS
-----------                                                   ------         -------         -------        --------
Money Market Sub-Account...............................         $22             $68            $117           $251
Quality Income Plus Sub-Account........................         $22             $68            $117           $251
Short-Term Bond Sub-Account.............................        $21             $66            $113           $244
High Yield Sub-Account..................................        $22             $69            $118           $252
Utilities Sub-Account...................................        $24             $73            $125           $267
Income Builder Sub-Account..............................        $25             $77            $132           $281
Dividend Growth Sub-Account.............................        $22             $69            $118           $252
Capital Growth Sub-Account..............................        $24             $74            $126           $270
Global Dividend Growth Sub-Account......................        $25             $78            $133           $284
European Growth Sub-Account.............................        $28             $86            $147           $311
Pacific Growth Sub-Account..............................        $32             $99            $167           $350
Equity Sub-Account......................................        $22             $68            $117           $251
S&P 500 Index Sub-Account...............................        $17             $52             $90           $195
Competitive Edge "Best Ideas" Sub-Account...............        $17             $52             $90           $195
Strategist Sub-Account..................................        $22             $68            $117           $251
Equity Growth Sub-Account...............................        $26             $78            $134           $285
Aggressive Equity Sub-Account...........................        $25             $75            $129           $275
U.S. Real Estate Sub-Account............................        $28             $86            $147           $310
International Magnum Sub-Account........................        $29             $88            $149           $315
Emerging Markets Equity Sub-Account.....................        $37            $112            $189           $391
Emerging Growth Sub-Account.............................        $26             $78            $134           $285


Please remember that you are looking at examples and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The above examples assume the election of the Performance Benefit Combination Option, or the Death Benefit Combination Option, with a mortality and expense risk charge of 1.49%. If those options were not elected, the expense figures shown above would be slightly lower. To reflect the contract maintenance charge in the examples, we estimated an equivalent percentage charge, based on an assumed average Contract size of $54,945.

FINANCIAL INFORMATION

------------------------------------------------------------------------------



To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since its inception. No Accumulation Unit Values are shown for the Short-Term Bond and Aggressive Equity Sub-Accounts, which just became available as of the date of this prospectus. To obtain additional detail on each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Northbrook also appear in the Statement of Additional Information.

THE CONTRACT

-----------------------------------------------------------------------------



CONTRACT OWNER

The Variable Annuity II is a contract between you, the Contract owner, and Northbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

o    the investment alternatives during the Accumulation and Payout Phases,

o    the amount and timing of your purchase payments and withdrawals,

o    the programs you want to use to invest or withdraw money,

o    the income payment plan you want to use to receive retirement income,

o the Annuitant (either yourself or someone else) on whose life the income payments will be based,

o the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when you die, and

o    any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract. The Contract cannot be jointly owned by both a non-natural person and a natural person.

You can use the Contract with or without a qualified plan. A "qualified plan" is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page __.


ANNUITANT

The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. If the Contract owner is a natual person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend.


BENEFICIARY

The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time while the Annuitant is living by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

o        your spouse, if he or she is still alive, otherwise
o        your surviving children equally, or if you have no surviving children,
o        your estate.

If more than one Beneficiary survives you, (or the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.


MODIFICATION OF THE CONTRACT

Only a Northbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT

We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.

PURCHASES

------------------------------------------------------------------------------



MINIMUM PURCHASE PAYMENTS

Your initial purchase payment must be at least $1,000. However, we reserve the right to raise that minimum to $4,000. All subsequent purchase payments must be $25 or more. You may make purchase payments at any time prior to the Payout
Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Dean Witter Active AssetsTM Account. Please consult your Morgan Stanley Dean Witter Financial Advisor for details.


ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our home office.

 We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL

You may cancel the Contract within the Cancellation Period, which is the 20-day period after you receive the Contract or such longer period as your state may require. If you exercise this Right to Cancel, the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. We also will return your purchase payments allocated to the Variable Account after an adjustment, to the extent state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

CONTRACT VALUE

------------------------------------------------------------------------------



Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.


ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

o changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

o the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, and a third set of Accumulation Unit Values that reflect the cost of the Performance Benefit Combination Option.

You should refer to the prospectuses for the Funds that accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

INVESTMENT ALTERNATIVES:  The Variable Sub-Accounts

------------------------------------------------------------------------------


You may allocate your purchase payments to up to 21 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


-------------------------------------- ------------------------------------------------------------ ----------------------
                                                                                                     Investment
Portfolio:                             Each Portfolio Seeks:                                         Adviser:
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Variable Investment Series
--------------------------------------------------------------------------------------------------------------------------
-------------------------------------- ------------------------------------------------------------ ----------------------
Money Market Portfolio                 High current income, preservation of capital, and liquidity










                                                                                                     Morgan Stanley Dean
                                                                                                    Witter Advisors, Inc.

-------------------------------------- ------------------------------------------------------------ ----------------------
Quality Income Plus Portfolio          High current income and,  as a secondary
                                       objective,  capital appreciation  when
                                       consistent  with  its primary objective
-------------------------------------- ------------------------------------------------------------ ----------------------
Short-Term Bond Portfolio              High current income consistent with preservation of capital
-------------------------------------- ------------------------------------------------------------ ----------------------
High  Yield  Portfolio                 High current income and, as a secondary
                                       objective, capital appreciation when
                                       consistent  with  its  primary objective
-------------------------------------- ------------------------------------------------------------ ----------------------
Utilities Portfolio                    Current income and long-term growth of income and capital
-------------------------------------- ------------------------------------------------------------ ----------------------
Income Builder Portfolio               Reasonable income and, as a secondary objective, growth of capital
-------------------------------------- ------------------------------------------------------------ ----------------------
Dividend Growth Portfolio              Reasonable current income and long-term growth of income
                                       and capital
-------------------------------------- ------------------------------------------------------------ ----------------------
Capital Growth Portfolio               Long-term capital growth
-------------------------------------- ------------------------------------------------------------ ----------------------
Global Dividend Growth Portfolio       Reasonable current income and long-term growth of income
                                       and capital
-------------------------------------- ------------------------------------------------------------ ----------------------
European Growth Portfolio              To maximize the capital appreciation on its investments
-------------------------------------- ------------------------------------------------------------ ----------------------
Pacific Growth Portfolio               To maximize the capital appreciation of its investments
-------------------------------------- ------------------------------------------------------------ ----------------------
Aggressive Equity Portfolio            Capital growth
-------------------------------------- ------------------------------------------------------------ ----------------------
Equity Portfolio                       Growth of  capital  and,  as a  secondary objective,
                                       income when consistent with its primary objective.
-------------------------------------- ------------------------------------------------------------ ----------------------
S&P 500 Index Portfolio                Investment results that, before expenses, correspond to
                                       the total return of the Standard and Poor's 500 Composite
                                       Stock Price Index
-------------------------------------- ------------------------------------------------------------ ----------------------
Competitive Edge "Best Ideas"          Long-term capital growth
   Portfolio
-------------------------------------- ------------------------------------------------------------ ----------------------
Strategist Portfolio                   High total investment return
-------------------------------------- ------------------------------------------------------------ ----------------------
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds Inc.
-------------------------------------- ------------------------------------------------------------ ----------------------
Equity Growth Portfolio                Long-term capital appreciation                               Morgan Stanley Dean Witter
                                                                                                     Asset Management, Inc.
-------------------------------------- ------------------------------------------------------------ ----------------------
U.S. Real Estate Portfolio             Above-average current income and long-term capital
                                       appreciation
-------------------------------------- ------------------------------------------------------------ ----------------------
International Magnum Portfolio         Long-term capital appreciation
-------------------------------------- ------------------------------------------------------------ ----------------------
Emerging Markets Equity                Long-term capital appreciation
   Portfolio
--------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Trust
--------------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio              Capital appreciation                                           Van Kampen Asset
                                                                                                      Management, Inc.
-------------------------------------- ------------------------------------------------------------ ----------------------


Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

INVESTMENT ALTERNATIVES : The Fixed Account Options


------------------------------------------------------------------------------


You may allocate all or a portion of your purchase payments to the Fixed Account Options. You may choose from among 4 Fixed Account Options including 3 dollar cost averaging options ("Dollar Cost Averaging Fixed Account Options") and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states. Please consult with your Morgan Stanley Dean Witter Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

Basic Dollar Cost Averaging Option. You may establish a Dollar Cost Averaging Program, as described on page __, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 and 12 Month Dollar Cost Averaging Options. You also may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For current interest rate information, please contact your sales representative or our customer support unit at 1-800-654-2397.


GUARANTEE PERIODS

You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account ("Guarantee Periods"). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We will offer a 1 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6 year Guarantee Period.

Interest Rates. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your sales representative or Northbrook at 1-800-654-2397. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, the Company will notify the owner of the interest rate(s) for the Contract Year then starting.

INVESTMENT ALTERNATIVES:  Transfers


------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

1) 25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2) 25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary. These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

For Contracts issued after May 2, 1999, we reserve the right to limit transfers among the Variable Sub-Accounts if we determine, in our sole discretion, that transfers by one or more Contract owners would be to the disadvantage of other Contract owners. We may limit transfers by taking such steps as:

o    imposing a minimum time period between each transfer,

o refusing to accept transfer requests of an agent acting under a power of attorney on behalf of more than one Contract owner, or

o limiting the dollar amount that a Contract owner may transfer between the Variable Sub-Accounts and the Fixed Account Options at any one time.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE TRANSFERS

You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

         Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the High Yield Variable Sub-Account and 60% to be in the Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the High Yield Variable Sub-Account and use the money to buy more units in the Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio   rebalancing  is  consistent  with  maintaining  your  allocation  of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES


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As a Contract  owner,  you will bear,  directly or  indirectly,  the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies.
We cannot increase the charge.


MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select either the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, and 1.49% if you select the Performance Benefit Combination Option, or you select the Death Benefit Combination Option). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Performance Income Benefit Option to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both during the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.


TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE

We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page __. During each Contract Year after the first, you can withdraw up to 15% of the aggregate amount of your purchase payments (excluding those made in the current Contract
Year) without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

o on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months); and

o withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.


OTHER EXPENSES

Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages ___ above. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY


------------------------------------------------------------------------------


You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page __.

You can withdraw money from the Variable Account or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored. In general, you must withdraw at least $100 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals also may be subject to income tax and a 10% penalty tax, as described below.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.


POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2)   An emergency exists as defined by the SEC; or

3)   The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Dean Witter Active Assets(TM) Account. Please consult with your Morgan Stanley Dean Witter Financial Advisor for details.

Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other applicable charges, and applicable taxes.

INCOME PAYMENTS

------------------------------------------------------------------------------



PAYOUT START DATE

You select the Payout Start Date in your application. The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

o    at least 30 days after the Issue Date;
o    the first day of a calendar month; and
o no later than the first day of the calendar month after the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS

An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

o        fixed income payments;
o        variable income payments; or
o        a combination of the two.

The three Income Plans are:

         Income Plan 1 -- Life Income with Payments Guaranteed for 10 Years. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

         Income Plan 2 -- Joint and Survivor Life Income. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive.

         Income Plan 3 -- Guaranteed Payments for a Specified Period. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specific period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each variable income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the variable income payments will be greater than the variable income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate the Variable Account portion of the income payments at any time and receive a lump sum equal to the commuted balance of the remaining variable payments due. A withdrawal charge may apply. We also assess applicable premium taxes against all income payments.

You may apply all or part of your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is not enough to provide an initial payment of at least $20, and state law permits, we may:

o pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

o we may reduce the frequency of your payments so that each payment will be at least $20.


VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 4.5%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1)       deducting any applicable premium tax; and

2) applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to six months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


PERFORMANCE INCOME BENEFIT

The Performance Income Benefit is an optional benefit that you may elect. On the date we issue the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to:
(i) the  Performance  Income Benefit just before the  withdrawal,  multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date, and all Contract Anniversary Contract Values on or prior to the Payout Start Date.

We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a natural person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1) 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2) 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan. The Performance Income Benefit may not be available in all states.

At present, we do not permit you to simultaneously elect the Performance Income Benefit and the Death Benefit Combination Option. We do, however, reserve the right to do so in the future.


CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS

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We will pay a death benefit if, prior to the Payout Start Date:

1)       any Contract owner dies, or
2)       the Annuitant dies.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary. In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must be submitted before the Payout Start Date. As part of the request, the Contract owner, or, as applicable, the Beneficiary must provide "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

o  a certified copy of a death certificate,
o a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or
o  any other proof acceptable to us.


Death Benefit Amount

  Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1)   the Contract Value as of the date we determine the death benefit, or

2) the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3) the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time of a Valuation Date, we will process the request as of the end of the following Valuation Date.


Death Benefit Options

The Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, and the Death Benefit Combination Options are optional benefits that you may elect. If the Contract owner is a natural person, these Options apply only on the death of the Contract owner. If the Contract owner is not a natural person, these Options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. The death benefit options may not be available in all states.

Enhanced Death Benefit Option. The Enhanced Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows:

First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

o We will reduce the Enhanced Death Benefit by the percentage of any Contract Value withdrawn since the prior Contract Anniversary; and

o We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

Performance Death Benefit Option. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit. We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal. In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date, and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a natural person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

Death Benefit Combination Option. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit (calculated until the Contract owner's 85th birthday) or the Performance Death Benefit (calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-natural person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

Performance Benefit Combination Option. You may elect the Performance Death Benefit in combination with the Performance Income Benefit. We call this the "Performance Benefit Combination Option."

None of the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, or the Death Benefit Combination will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.


Death Benefit Payments

If the new Contract owner is a natural person, the new Contract owner may elect to:

1)   receive the death benefit in a lump sum, or

2) apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

     o    the life of the new Contract owner; or

     o for a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the Contract owner.

Options 1 and 2 above are only available if the new Contract owner elects one of these options within 180 days of the date of death. Otherwise, the new Contract owner will receive the Settlement Value. The "Settlement Value" is the Contract Value, less any applicable withdrawal charge and premium tax. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of your death, whichever is earlier. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the new Contract owner is your spouse, then he or she may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. The Contract may only be continued once. If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge. If the surviving spouse is under age 59 1/2, a 10% penalty tax may apply to the withdrawal.

If the new Contract owner is corporation, trust, or other non-natural person, then the new Contract owner may elect, within 180 days of your death, to receive the death benefit in lump sum or may elect to receive the Settlement Value in a lump sum within 5 years of death. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

Death of Annuitant. If any Annuitant who is not also the Contract owner dies prior to the Payout Start Date, the Contract owner must elect one of the applicable options described below.

If the Contract owner is a natural person, the Contract owner may elect to continue the Contract as if the death had not occurred, or, if we receive Due Proof of Death within 180 days of the date of the Annuitant's death, the Contract owner may choose to:

     1)   receive the death benefit in a lump sum; or

     2) apply the death benefit to an Income Plan that must begin within 1 year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the Contract owner.

If the Contract owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract owner, unless the Contract owner names a different Annuitant.

If the Contract owner is a non-natural person, the non-natural Contract owner may elect, within 180 days of the Annuitant's date of death, to receive the death benefit in a lump sum or may elect to receive the Settlement Value payable in a lump sum within 5 years of the Annuitant's date of death. If the non-natural Contract owner does not make one of the above described elections, the Settlement Value must be withdrawn by the non-natural Contract owner on or before the mandatory distribution date 5 years after the Annuitant's death.

We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

MORE INFORMATION

------------------------------------------------------------------------------



NORTHBROOK

Northbrook is the issuer of the Contract. Northbrook is an Arizona stock life insurance company organized in 1978. Northbrook is currently licensed to operate in all states (except New York), the District of Columbia, and Puerto Rico. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Northbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), an Illinois stock life insurance company. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, an Illinois stock property-liability insurance company. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Northbrook and Allstate Life entered into a reinsurance agreement effective December 31, 1987. Under the reinsurance agreement, Allstate Life reinsures all of Northbrook's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Northbrook; Northbrook remains the sole obligor under the Contract to you.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which automatically reinsures all net business of Northbrook. A.M. Best Company also assigns Northbrook the rating of A+(r) because Northbrook automatically reinsures all net business with Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Northbrook. Northbrook shares the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT

Northbrook established the Northbrook Variable Annuity Account II on May 8, 1990. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Northbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Northbrook.

The Variable Account consists of 21 Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS

Dividends  and  Capital  Gain  Distributions.   We  automatically  reinvest  all
dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT

The Contracts are distributed exclusively by their principal underwriter, Dean Witter Reynolds Inc. ("Dean Witter"). Dean Witter, a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., is located at Two World Trade Center, New York, New York 10048. Dean Witter is a member of the New York Stock Exchange and the National Association of Securities Dealers.

We may pay up to a maximum sales commission of 6.0% of purchase payments and an annual sales administration expense of up to 0.125% of the average net assets of the Fixed Account to Dean Witter. In addition, Dean Witter may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Values.

Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

o        issuance of the Contracts;
o        maintenance of Contract owner records;
o        Contract owner services;
o        calculation of unit values;
o        maintenance of the Variable Account; and
o        preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS

If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS

Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Northbrook on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Northbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael
J. Velotta, General Counsel of Northbrook.


YEAR 2000

Northbrook is heavily dependent upon complex computer systems for all phases of its operations, including customer service, and policy and contract administration. Since many of Northbrook's older computer software programs recognize only the last two digits of the year in any date, some software may fail to operate properly in or after the year 1999, if the software is not reprogrammed or replaced ("Year 2000 Issue"). Northbrook believes that many of its counterparties and suppliers also have Year 2000 Issues which could affect Northbrook. In 1995, Allstate Insurance Company commenced a plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies include normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements and modifications to existing systems to make them Year 2000 compliant. The plan also includes Northbrook actively working with its major external counterparties and suppliers to assess their compliance efforts and Northbrook's exposure to them. Northbrook presently believes that it will resolve the Year 2000 Issue in a timely manner, and the financial impact will not materially affect its results of operations, liquidity or financial position. Year 2000 costs are and will be expensed as incurred.

TAXES

------------------------------------------------------------------------------



The following discussion is general and is not intended as tax advice. Northbrook makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

Taxation of Annuities in General

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

     1)   the Contract owner is a natural person,

     2) the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

     3) Northbrook is considered the owner of the Variable Account assets for federal income tax purposes.

Non-natural Owners. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Northbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Northbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

     o    made on or after the date the individual attains age 59 1/2,

     o    made to a beneficiary after the Contract owner's death,

     o    attributable to the Contract owner being disabled, or

     o for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Annuity Death Benefits. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

     1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

     2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2.
However, no penalty tax is incurred on distributions:

     1)   made on or after the date the Contract owner attains age 59 1/2;
     2)   made as a result of the Contract owner's death or disability;
     3) made in substantially equal periodic payments over the Contract owner's life or life expectancy,
     4)   made under an immediate annuity, or
     5)   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

Aggregation of Annuity Contracts. All non-qualified deferred annuity contracts issued by Northbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


Tax Qualified Contracts

Contracts may be used as investments with certain qualified plans such as:

o Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

o    Roth IRAs under Section 408A of the Code;

o    Simplified Employee Pension Plans under Section 408(k) of the Code;

o Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

o    Tax Sheltered Annuities under Section 403(b) of the Code;

o    Corporate and Self Employed Pension and Profit Sharing Plans; and

o    State  and  Local   Government   and   Tax-Exempt   Organization   Deferred
     Compensation Plans.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

Restrictions Under Section 403(b) Plans. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

1)       on or after the date of employee
      o        attains age 59 1/2,
      o        separates from service,
      o        dies,
      o        becomes disabled, or
2) on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

Income Tax Withholding

Northbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

         1) required minimum distributions, or

         2) a series of substantially equal periodic payments made over a period of at least 10 years, or,

         3) over the life (joint lives) of the participant (and beneficiary).

Northbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

PERFORMANCE INFORMATION

------------------------------------------------------------------------------



We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                                   APPENDIX A
      Accumulation Unit Values and Number of Accumulation Units Outstanding
                  for Each Variable Sub-Account Since Inception

                                                               for the Years Beginning January 1* and Ending December 31,

VARIABLE SUB-ACCOUNT                   1990      1991       1992       1993      1994         1995
--------------------                   ----      ----       ----       ----      ----         ----

MONEY MARKET
Accumulation Unit Value, Beginning of  $10.000   $10.111    $10.549    $10.765    $10.913     $11.178
  Period
Accumulation Unit Value, End of Period $10.111   $10.549    $10.765    $10.913    $11.178     $11.653
Number of Units Outstanding, End of    345,667   1,864,548  3,481,984  7,643,579  19,047,342  17,483,665
  Period
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of  $10.000   $10.403    $12.163    $12.993    $14.487     $13.344
  Period
Accumulation Unit Value, End of Period $10.403   $12.163    $12.993    $14.487    $13.344     $16.373
Number of Units Outstanding, End of    175,839   1,221,348  6,701,534  26,314,453 25,348,646  26,735,500
  Period
HIGH YIELD
Accumulation Unit Value, Beginning of  $10.000   $8.932     $13.982    $16.336    $20.022     $19.264
  Period
Accumulation Unit Value, End of Period $8.932    $13.982    $16.336    $20.022    $19.264     $21.859
Number of Units Outstanding, End of    1,574     64,097     377,434    2,451,231  4,082,485   5,536,230
  Period
UTILITIES
Accumulation Unit Value, Beginning of  $10.000   $10.471    $12.454    $13.840    $15.798     $14.180
  Period
Accumulation Unit Value, End of Period $10.471   $12.454    $13.840    $15.798    $14.180     $17.999
Number of Units Outstanding, End of    130,114   1,615,460  6,626,508  25,354,331 22,552,568  22,626,178
  Period
INCOME BUILDER
Accumulation Unit Value, Beginning of     --         --         --         --         --          --
  Period
Accumulation Unit Value, End of Period    --         --         --         --         --          --
Number of Units Outstanding, End of       --         --         --         --         --          --
 Period
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of  $10.000   $11.037    $13.911    $14.844    $16.746     $15.981
  Period
Accumulation Unit Value, End of Period $11.037   $13.911    $14.844    $16.746    $15.981     $21.505
Number of Units Outstanding, End of    159,555   2,004,718  7,123,073  21,941,369 28,980,558  33,515,201
  Period
CAPITAL GROWTH
Accumulation Unit Value, Beginning of     --     $10.000    $12.697    $12.731    $11.682     $11.379
  Period
Accumulation Unit Value, End of Period    --     $12.697    $12.731    $11.682    $11.379     $14.923
Number of Units Outstanding, End of       --     901,617    2,655,336  3,556,779  3,411,788   3,917,752
  Period
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of     --         --         --         --     $10.000     $9.912
  Period
Accumulation Unit Value, End of Period    --         --         --         --     $9.912      $11.935
Number of Units Outstanding, End of       --         --         --         --     12,306,690  15,325,898
  Period
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of     --     $10.000    $10.020    $10.280    $14.290     $15.278
  Period
Accumulation Unit Value, End of Period    --     $10.020    $10.280    $14.290    $15.278     $18.976
Number of Units Outstanding, End of       --     248,922    719,495    4,448,126  8,491,681   8,587,679
  Period
PACIFIC GROWTH
Accumulation Unit Value, Beginning of     --         --         --         --     $10.000     $9.221
  Period
Accumulation Unit Value, End of Period    --         --         --         --     $9.221      $9.619
Number of Units Outstanding, End of       --         --         --         --     7,080,863   8,865,898
  Period
EQUITY
Accumulation Unit Value, Beginning of  $10.000   $10.706    $16.799    $16.599    $19.604     $18.392
  Period
Accumulation Unit Value, End of Period $10.706   $16.799    $16.599    $19.604    $18.392     $25.864
Number of Units Outstanding, End of    15,701    369,133    1,417,732  5,917,819  8,914,107   10,835,413
  Period
S&P 500 INDEX
Accumulation Unit Value, Beginning of     --         --         --         --         --          --
  Period
Accumulation Unit Value, End of Period    --         --         --         --         --          --
Number of Units Outstanding, End of       --         --         --         --         --          --
  Period
COMPETITIVE EDGE "BEST IDEAS"
Accumulation Unit Value, Beginning of     --         --         --         --         --          --
  Period
Accumulation Unit Value, End of Period    --         --         --         --         --          --
Number of Units Outstanding, End of       --         --         --         --         --          --
  Period
STRATEGIST
Accumulation Unit Value, Beginning of  $10.000   $10.483    $13.266    $14.035    $15.286     $15.675
  Period
Accumulation Unit Value, End of Period $10.483   $13.266    $14.035    $15.286    $15.675     $16.919
Number of Units Outstanding, End of    5,854     778,440    3,385,842  11,837,077 18,218,900  17,717,645
  Period
EQUITY GROWTH
Accumulation Unit Value, Beginning of     --         --         --         --         --          --
  Period
Accumulation Unit Value, End of Period    --         --         --         --         --          --
Number of Units Outstanding, End of       --         --         --         --         --          --
  Period
U.S. REAL ESTATE
Accumulation Unit Value, Beginning of     --         --         --         --         --          --
  Period
Accumulation Unit Value, End of Period    --         --         --         --         --          --
Number of Units Outstanding, End of       --         --         --         --         --          --
  Period
INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of     --         --         --         --         --          --
  Period
Accumulation Unit Value, End of Period    --         --         --         --         --          --
Number of Units Outstanding, End of       --         --         --         --         --          --
  Period
EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of     --         --         --         --         --          --
  Period
Accumulation Unit Value, End of Period    --         --         --         --         --          --
Number of Units Outstanding, End of       --         --         --         --         --          --
  Period
EMERGING GROWTH
Accumulation Unit Value, Beginning of     --         --         --         --         --          --
  Period
Accumulation Unit Value, End of Period    --         --         --         --         --          --
Number of Units Outstanding, End of       --         --         --         --         --          --
  Period


                                          1996        1997        1998
                                          ----        ----        ----

MONEY MARKET
Accumulation Unit Value, Beginning of     $11.653     $12.084     $12.546
  Period
Accumulation Unit Value, End of Period    $12.084     $12.546      12.979
Number of Units Outstanding, End of       21,476,904  18,625,330   21,159,031
  Period
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of     $16.373     $16.404     $17.983
  Period
Accumulation Unit Value, End of Period    $16.404     $17.983     $19.265
Number of Units Outstanding, End of       24,233,104  20,839,536   20,312,197
  Period
HIGH YIELD
Accumulation Unit Value, Beginning of     $21.859     $24.148     $26.652
  Period
Accumulation Unit Value, End of Period    $24.148     $26.652     $24.658
Number of Units Outstanding, End of       7,988,916   8,797,892    8,199,142
  Period
UTILITIES
Accumulation Unit Value, Beginning of     $17.999     $19.298     $24.208
  Period
Accumulation Unit Value, End of Period    $19.298     $24.208     $29.461
Number of Units Outstanding, End of       19,259,329  15,172,387  13,541,542
  Period
INCOME BUILDER
Accumulation Unit Value, Beginning of         --      $10.000     $12.084
  Period
Accumulation Unit Value, End of Period        --      $12.084     $12.297
Number of Units Outstanding, End of           --      2,364,583     2,979,980
 Period
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of     $21.505     $26.298     $32.590
  Period
Accumulation Unit Value, End of Period    $26.298     $32.590     $36.725
Number of Units Outstanding, End of       38,902,776  39,673,542  36,334,173
  Period
CAPITAL GROWTH
Accumulation Unit Value, Beginning of     $14.923     $16.421     $20.177
  Period
Accumulation Unit Value, End of Period    $16.421     $20.177     $23.806
Number of Units Outstanding, End of       4,277,823   4,469,790     3,662,958
  Period
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of     $11.935     $13.845     $15.304
  Period
Accumulation Unit Value, End of Period    $13.845     $15.304     $16.991
Number of Units Outstanding, End of       19,847,332  21,662,482  17,634,472
  Period
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of     $18.976     $24.335     $27.870
  Period
Accumulation Unit Value, End of Period    $24.335     $27.870     $34.083
Number of Units Outstanding, End of       10,006,937  9,765,284     8,967,887
  Period
PACIFIC GROWTH
Accumulation Unit Value, Beginning of     $9.619      $9.858      $6.059
  Period
Accumulation Unit Value, End of Period    $9.858      $6.059      $5.356
Number of Units Outstanding, End of       11,810,540  8,191,656     6,325,967
  Period
EQUITY
Accumulation Unit Value, Beginning of     $25.864     $28.669     $38.873
  Period
Accumulation Unit Value, End of Period    $28.669     $38.873     $50.025
Number of Units Outstanding, End of       13,438,192  13,511,972  12,608,741
  Period
S&P 500 INDEX
Accumulation Unit Value, Beginning of         --          --      $10.000
  Period
Accumulation Unit Value, End of Period        --          --      $11.126
Number of Units Outstanding, End of           --          --        1,722,709
  Period
COMPETITIVE EDGE "BEST IDEAS"
Accumulation Unit Value, Beginning of         --          --      $10.000
  Period
Accumulation Unit Value, End of Period        --          --      $9.728
Number of Units Outstanding, End of           --          --        1,432,745
  Period
STRATEGIST
Accumulation Unit Value, Beginning of     $16.919     $19.199     $21.540
  Period
Accumulation Unit Value, End of Period    $19.199     $21.540     $26.875
Number of Units Outstanding, End of       17,132,441  16,153,105  14,574,012
  Period
EQUITY GROWTH
Accumulation Unit Value, Beginning of         --          --      $10.000
  Period
Accumulation Unit Value, End of Period        --          --      $10.104
Number of Units Outstanding, End of           --          --         822,038
  Period
U.S. REAL ESTATE
Accumulation Unit Value, Beginning of         --          --      $10.000
  Period
Accumulation Unit Value, End of Period        --          --        $9.062
Number of Units Outstanding, End of           --          --          79,729
  Period
INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of         --          --      $10.000
  Period
Accumulation Unit Value, End of Period        --          --        $9.790
Number of Units Outstanding, End of           --          --        136,628
  Period
EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of         --          --      $10.000
  Period
Accumulation Unit Value, End of Period        --          --      $7.102
Number of Units Outstanding, End of           --          --      82,002
  Period
EMERGING GROWTH
Accumulation Unit Value, Beginning of         --          --      $10.000
  Period
Accumulation Unit Value, End of Period        --          --      $11.997
Number of Units Outstanding, End of           --          --       254,704
  Period


-----------

     * The Money Market, Quality Income Plus, High Yield, Utilities, Dividend Growth, Equity and Strategist Sub-Accounts commenced operations on October 25, 1990. The Capital Growth and European Growth Sub-Accounts commenced operations on March 1, 1991. The Global Dividend Growth and Pacific Growth Sub-Accounts commenced operations on February 23, 1994. The Income Builder and the former Capital Appreciation Sub-Accounts commenced operations on January 21, 1997. As of the close of business on March 19, 1999, the former Capital Appreciation Sub-Account merged with and into the Equity Sub-Account. The Equity Growth, International Magnum, Emerging Markets, and Emerging Growth Sub-Accounts commenced operations on March 16, 1998. The S&P 500 Index, and Competitive Edge "Best Ideas' Sub-Accounts commenced operations on May 18, 1998. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.



   Accumulation Unit Values and Number of Accumulation Units Outstanding for Each Sub-Account
                                         Since Inception
   for Contracts with the Enhanced Death Benefit Option, the Performance Death Benefit Option
                            or the Performance Income Benefit Option

                                       For the Years Beginning January 1* and Ending December
                                                                     31,

                                                        1995          1996          1997          1998
                                                        ----          ----          ----          ----
VARIABLE SUB-ACCOUNT
MONEY MARKET
---------------------------------------------------
---------------------------------------------------
Accumulation Unit Value, Beginning of Period          $11.579       $11.651        $12.065       $12.511

--------------------------------------------------
Accumulation Unit Value, End of Period                $11.651       $12.065        $12.511       $12.963
--------------------------------------------------
Number of Units Outstanding, End of Period            511,096       3,424,292      5,406,175     8,938,860
---------------------------------------------------
QUALITY INCOME PLUS
---------------------------------------------------
Accumulation Unit Value, Beginning of Period          $15.746       $16.370        $16.379       $17.932
--------------------------------------------------
Accumulation Unit Value, End of Period                $16.370       $16.379        $17.932       $19.200
--------------------------------------------------
Number of Units Outstanding, End of Period            142,004       1,095,796      3,843,253     5,109,593
---------------------------------------------------
HIGH YIELD
--------------------------------------------------
Accumulation Unit Value, Beginning of  Period         $21.462       $21.855        $24.112       $26.577
--------------------------------------------------
Accumulation Unit Value, End of Period                $21.855       $24.112        $26.577       $24.563
--------------------------------------------------
Number of Units Outstanding, End of Period             66,987       1,462,866      8,797,892     5,304,510
--------------------------------------------------
UTILITIES
--------------------------------------------------
Accumulation Unit Value, Beginning of Period           $16.972      $17.995        $19.268       $24.140
--------------------------------------------------
Accumulation Unit Value, End of Period                 $17.995      $19.268        $24.140       $29.438
--------------------------------------------------
Number of Units Outstanding, End of Period             165,046      822,723        1,753,743     3,510,503
--------------------------------------------------
INCOME BUILDER
--------------------------------------------------
Accumulation Unit Value, Beginning of Period            --             --          $10.000       $12.069
--------------------------------------------------
Accumulation Unit Value, End of Period                  --             --          $12.069       $12.274
--------------------------------------------------
Number of Units Outstanding, End of Period              --             --          2,024,851     3,652,211
--------------------------------------------------
DIVIDEND GROWTH
--------------------------------------------------
Accumulation Unit Value, Beginning of  Period          $20.068       $21.500        $26.259       $32.498
--------------------------------------------------
Accumulation Unit Value, End of Period                 $21.500       $26.259        $32.498       $36.593
--------------------------------------------------
Number of Units Outstanding, End of Period             366,928       4,586,699      13,973,141    19,936,437
--------------------------------------------------
CAPITAL GROWTH
--------------------------------------------------
Accumulation Unit Value, Beginning of  Period          $13.895       $14.920        $16.397       $20.121
--------------------------------------------------
Accumulation Unit Value, End of Period                 $14.920       $16.397        $20.121       $23.717
--------------------------------------------------
Number of Units Outstanding, End of Period              36,005       509,094       1,365,427     1,687,847
--------------------------------------------------
GLOBAL DIVIDEND GROWTH
--------------------------------------------------
Accumulation Unit Value, Beginning of Period           $11.250       $11.932        $13.824       $15.260
--------------------------------------------------
Accumulation Unit Value, End of Period                 $11.932       $13.824        $15.260       $16.921
--------------------------------------------------
Number of Units Outstanding, End of Period             155,023       2,364,163      7,789,952     8,929,904
--------------------------------------------------
EUROPEAN GROWTH
--------------------------------------------------
Accumulation Unit Value, Beginning of Period           $18.486       $18.972        $24.298       $27.792
--------------------------------------------------
Accumulation Unit Value, End of Period                 $18.972       $24.298        $27.792       $33.944
--------------------------------------------------
Number of Units Outstanding, End of Period              62,011       1,143,635      3,091,981     4,668,539
--------------------------------------------------
PACIFIC GROWTH
--------------------------------------------------
Accumulation Unit Value, Beginning of  Period          $9.352        $9.617         $9.843        $6.042
--------------------------------------------------
Accumulation Unit Value, End of Period                 $9.617        $9.843        $6.042        $5.334
--------------------------------------------------
Number of Units Outstanding, End of Period             97,952        1,411,508      2,105,514     2,456,851
--------------------------------------------------
EQUITY
--------------------------------------------------
Accumulation Unit Value, Beginning of  Period         $24.677        $25.858        $28.626       $38.764
--------------------------------------------------
Accumulation Unit Value, End of Period                $25.858        $28.626        $38.764       $49.825
--------------------------------------------------
Number of Units Outstanding, End of Period            215,961        2,302,720      5,454,409     7,931,260
--------------------------------------------------
S&P 500 INDEX
--------------------------------------------------
Accumulation Unit Value, Beginning of Period             --             --            --          $10.000
--------------------------------------------------
Accumulation Unit Value, End of Period                   --             --            --          $11.117
--------------------------------------------------
Number of Units Outstanding, End of Period               --             --            --          2,003,301
--------------------------------------------------
COMPETITIVE EDGE "BEST IDEAS"
--------------------------------------------------
Accumulation Unit Value, Beginning of  Period            --             --            --          $10.000
--------------------------------------------------
Accumulation Unit Value, End of Period                   --             --            --          $9.720
--------------------------------------------------
Number of Units Outstanding, End of Period               --             --             --         1,965,368
--------------------------------------------------
STRATEGIST
--------------------------------------------------
Accumulation Unit Value, Beginning of   Period         $16.490        $16.915        $19.170       $21.479
--------------------------------------------------
Accumulation Unit Value, End of Period                 $16.915        $19.170        $21.479       $26.783
--------------------------------------------------
Number of Units Outstanding, End of Period              91,983         903,817       3,529,096     5,639,152
--------------------------------------------------
EQUITY GROWTH
--------------------------------------------------
Accumulation Unit Value, Beginning of Period             --               --            --          $10.000
--------------------------------------------------
Accumulation Unit Value, End of Period                   --               --            --          $10.094
--------------------------------------------------
Number of Units Outstanding, End of Period               --               --            --         1,530,819
--------------------------------------------------
U.S. REAL ESTATE
--------------------------------------------------
Accumulation Unit Value, Beginning of  Period            --               --            --          $10.000
--------------------------------------------------
Accumulation Unit Value, End of Period                   --               --            --          $9.054
--------------------------------------------------
Number of Units Outstanding, End of Period               --               --            --          80,782
--------------------------------------------------
INTERNATIONAL MAGNUM
--------------------------------------------------
Accumulation Unit Value, Beginning of   Period           --               --             --          $10.000
--------------------------------------------------
Accumulation Unit Value, End of Period                   --               --             --          $9.780
--------------------------------------------------
Number of Units Outstanding, End of Period               --               --             --          170,897
--------------------------------------------------
EMERGING MARKETS EQUITY
--------------------------------------------------
Accumulation Unit Value, Beginning of  Period            --               --              --          $10,000
--------------------------------------------------
Accumulation Unit Value, End of Period                   --               --              --          $7.095
--------------------------------------------------
Number of Units Outstanding, End of Period               --               --              --          94,600
--------------------------------------------------
EMERGING GROWTH
--------------------------------------------------
Accumulation Unit Value, Beginning of   Period           --               --              --          $10.000
--------------------------------------------------
Accumulation Unit Value, End of Period                   --               --               --          $11.985
--------------------------------------------------
Number of Units Outstanding, End of Period               --               --               --          402,082
---------------------------------------------------


-----------

 * Contracts with the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option were first made available for all of the above Variable Sub-Accounts on October 30, 1995, except that they became available for the Income Builder Variable Sub-Account on January 21, 1997, and for the Equity Growth, International Magnum, Emerging Markets, Emerging Growth, Aggressive Equity, S&P 500 Index, and Competitive Edge "Best Ideas' Variable Sub-Accounts on the day those Variable Sub-Accounts commenced operations. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of .10%. The additional .13% mortality and expense risk charge is applicable to Contract owners who selected the Enhanced Death Benefit Option, the Performance Death Benefit Option or the Performance Income Benefit Option.


     Accumulation Unit Values and Number of Accumulation Units Outstanding for Each
                               Sub-Account since Inception
             for Contracts with the Performance Benefit Combination Option*

                                                               For the Period Beginning January 20 and Ending December 31

VARIABLE SUB-ACCOUNT                                                                      1998
--------------------                                                                      -----
MONEY MARKET
         Accumulation Unit Value, Beginning of Period                                    $12.355
         Accumulation Unit Value, End of Period                                          $12.766
         Number of Units Outstanding, End of Period                                      673,034
QUALITY INCOME PLUS
         Accumulation Unit Value, Beginning of Period                                    $17.841
         Accumulation Unit Value, End of Period                                          $18.906
         Number of Units Outstanding, End of Period                                      169,761
HIGH YIELD
         Accumulation Unit Value, Beginning of Period                                    $26.463
         Accumulation Unit Value, End of Period                                          $24.176
         Number of Units Outstanding, End of Period                                      137,884
UTILITIES
         Accumulation Unit Value, Beginning of Period                                    $23.622
         Accumulation Unit Value, End of Period                                          $28.985
         Number of Units Outstanding, End of Period                                      159,860
INCOME BUILDER
         Accumulation Unit Value, Beginning of Period                                    $12.036
         Accumulation Unit Value, End of Period                                          $12.248
         Number of Units Outstanding, End of Period                                      164,457
DIVIDEND GROWTH
         Accumulation Unit Value, Beginning of Period                                    $32.096
         Accumulation Unit Value, End of Period                                          $36.031
         Number of Units Outstanding, End of Period                                      528,141
CAPITAL GROWTH
         Accumulation Unit Value, Beginning of Period                                    $19.356
         Accumulation Unit Value, End of Period                                          $23.373
         Number of Units Outstanding, End of Period                                      41,885
GLOBAL DIVIDEND GROWTH
         Accumulation Unit Value, Beginning of Period                                    $15.193
         Accumulation Unit Value, End of Period                                          $16.794
         Number of Units Outstanding, End of Period                                      156,429
EUROPEAN GROWTH
         Accumulation Unit Value, Beginning of Period                                    $27.627
         Accumulation Unit Value, End of Period                                          $33.452
         Number of Units Outstanding, End of Period                                      175,357
PACIFIC GROWTH
         Accumulation Unit Value, Beginning of Period                                    $5.587
         Accumulation Unit Value, End of Period                                          $5.294
         Number of Units Outstanding, End of Period                                      52,484
EQUITY
         Accumulation Unit Value, Beginning of Period                                    $38.177
         Accumulation Unit Value, End of Period                                          $49.060
         Number of Units Outstanding, End of Period                                      221,631
S&P 500 INDEX
         Accumulation Unit Value, Beginning of Period                                    $10.000
         Accumulation Unit Value, End of Period                                          $11.110
         Number of Units Outstanding, End of Period                                      283,511
COMPETITIVE EDGE "BEST IDEAS"
         Accumulation Unit Value, Beginning of Period                                    $10.000
         Accumulation Unit Value, End of Period                                          $9.714
         Number of Units Outstanding, End of Period                                      178,762
STRATEGIST
         Accumulation Unit Value, Beginning of Period                                    $21.497
         Accumulation Unit Value, End of Period                                          $26.371
         Number of Units Outstanding, End of Period                                      472,816
EQUITY GROWTH
         Accumulation Unit Value, Beginning of Period                                    $10.000
         Accumulation Unit Value, End of Period                                          $10.085
         Number of Units Outstanding, End of Period                                      154,201
U.S. REAL ESTATE
         Accumulation Unit Value, Beginning of Period                                    $10.000
         Accumulation Unit Value, End of Period                                          $9.048
         Number of Units Outstanding, End of Period                                      37,193
INTERNATIONAL MAGNUM
         Accumulation Unit Value, Beginning of Period                                    $10.000
         Accumulation Unit Value, End of Period                                          $9.771
         Number of Units Outstanding, End of Period                                      31,933
EMERGING MARKETS EQUITY
         Accumulation Unit Value, Beginning of Period                                    $10.000
         Accumulation Unit Value, End of Period                                          $7.089
         Number of Units Outstanding, End of Period                                      19,500
EMERGING GROWTH
         Accumulation Unit Value, Beginning of Period                                    $10.000
         Accumulation Unit Value, End of Period                                          $12.590
         Number of Units Outstanding, End of Period                                      82,427


* Contracts with the Performance Benefit Combination Option were first made available for all of the above Variable Sub-Accounts on December 7, 1998, except that they first became available for the Short-Term Bond and Aggressive Equity Variable Sub-Accounts on May 2, 1999
,   and  for  the  Equity  Growth,
International Magnum, Emerging Markets, Emerging Growth, Aggressive Equity, S&P 500 Index, and Competitive Edge "Best Ideas' Variable Sub-Accounts on the day those Variable Sub-Accounts commenced operations. Contracts with the Death Benefit Combination Option were first made available for all of the above Variable Sub-Accounts on May 2, 1999. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense Charge of .10%. The additional .24% mortality and expense risk charge is applicable to Contract owners who selected either the Performance Benefit Combination Option, or the Death Benefit Combination Option.

          STATEMENT OF ADDITIONAL INFORMATION
                      TABLE OF CONTENTS


 Description                                                              Page

 Additions, Deletions or Substitutions of Investments.....................
 The Contract.............................................................
          Purchases.......................................................
          Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)....
 Performance Information..................................................
 Calculation of Accumulation Unit Values..................................
 Calculation of Variable Income Payments..................................
 General Matters..........................................................
          Incontestability................................................
          Settlements.....................................................
          Safekeeping of the Variable Account's Assets....................
          Premium Taxes...................................................
          Tax Reserves....................................................
 Federal Tax Matters......................................................
 Qualified Plans..........................................................
 Experts..................................................................
 Financial Statements.....................................................






                     -----------------------------------------------




This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. We do not authorize anyone to provide any information or representations regarding the offering described in this prospectus other than as contained in this prospectus.



                                      [back cover]

               THE MORGAN STANLEY DEAN WITTER VARIABLE ANNUITY II


Northbrook Life and Annuity Company          Statement of Additional Information
Northbrook Variable Annuity Account II                         dated May 2, 1999
Post Office Box 94040
Palatine, IL 60094-4040
1 (800) 654 - 2397


This Statement of Additional Information supplements the information in the prospectus for each of the two forms of the Morgan Stanley Dean Witter Variable Annuity II Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 2, 1999, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Dean Witter Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each of the two forms of the Morgan Stanley Dean Witter Variable Annuity II Contracts that we offer. For convenience, we refer to the second form of Contract as the Morgan Stanley Dean Witter Variable Annuity II AssetManager Contract ("AssetManager Contracts").




                                TABLE OF CONTENTS

            Description                                                     Page

            Additions, Deletions or Substitutions of Investments
            The Contract
                    Purchases
                    Tax-free Exchanges (1035 Exchanges, Rollovers and
                          Transfers)
            Performance Information
            Calculation of Accumulation Unit Values
            Calculation of Variable Income Payments
            General Matters
                    Incontestability
                    Settlements
                    Safekeeping of the Variable Account's Assets
                    Premium Taxes
                    Tax Reserves
            Federal Tax Matters
            Qualified Plans
            Experts
            Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

--------------------------------------------------------------------------------


We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

--------------------------------------------------------------------------------


The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.


PURCHASE OF CONTRACTS

Dean Witter Reynolds, Inc., is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner.


STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV

where:

        T      =      average annual total return

        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1, 5, or 10 year periods or shorter period

        n      =      number of years in the period

        1000   =      hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charge by (ii) the average contract size of $54,945. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts available under each form of Contract for the periods ended December 31, 1998 are set out below. No standardized total returns are shown for Money Market Variable Sub-Account. In addition, no standardized total returns are shown of the Short-Term Bond and Aggressive Equity Variable Sub-Accounts, which commenced operations as of the date of this Statement of Additional Information.

The AssetManager Contracts were first offered to the public on July 20, 1998. Accordingly, performance figures for certain Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the AssetManager Contracts, as well as the withdrawal and contract maintenance charges described above. In addition, performance figures for periods prior to the availability of an optional death benefit, the Performance Income Benefit Option, the Performance Benefit Combination Option, or the Death Benefit Combination Option have been adjusted to reflect the current charge for such features as if they had been available throughout the periods shown.

Variable Sub-Account Inception Dates: The Money Market, Quality Income Plus, High Yield, Utilities, Dividend Growth, Equity and Strategist Variable Sub-Accounts commenced operations on October 25, 1990. The Capital Growth and European Growth Variable Sub-Accounts commenced operations on March 1, 1991. The Global Dividend Growth and Pacific Growth Variable Sub-Accounts commenced operations on February 23, 1994. The Income Builder Variable Sub-Account commenced operation on January 21, 1997. The Equity Growth, , International Magnum, Emerging Markets Equity, and Emerging Growth Variable Sub-Accounts commenced operation on March 16, 1998. The S&P 500 Index, Competitive Edge ("Best Ideas") and U.S. Real Estate Variable Sub-Accounts commenced operations of May 18, 1998.


                          VARIABLE ANNUITY II CONTRACTS


(WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION OR
PERFORMANCE INCOME BENEFIT OPTION )


                                                         10 Years or
Variable Sub-Account         One Year    Five Years    Since Inception
                            -------------------------------------------

High Yield                   -11.75%        4.07%          11.64%
Equity                        24.41%       20.49%          21.72%
Quality Income Plus            2.92%         5.71%          8.32%
Strategist                    20.56%       11.81%          12.82%
Dividend Growth                8.45%        16.89%         17.21%
Utilities                     17.81%       13.21%          14.13%
European Growth               18.01%       18.87%          16.91%
Capital Growth                13.74%       15.18%          11.68%
Pacific Growth               -15.90%         N/A          -12.71%
Global Dividend Growth         6.73%          N/A          11.27%
Income Builder                -2.46%         N/A            9.24%
Equity Growth                  N/A           N/A           -5.14%
International Magnum           N/A           N/A           -9.04%
Emerging Markets Equity        N/A           N/A          -40.89%
Emerging Growth                N/A           N/A           19.02%
U.S. Real Estate               N/A           N/A          -22.32%
Competitive Edge ("Best        N/A           N/A          -12.35%
Ideas")
S&P 500 Index                  N/A           N/A           10.03%

(WITH AN OPTIONAL  DEATH BENEFIT  PROVISION OR
THE PERFORMANCE INCOME BENEFIT OPTION )

                                                         10 Years or
Variable Sub-Account       One Year      Five Years    Since Inception
                         ----------------------------------------------

High Yield                  -11.87%         3.94%          11.48%
Equity                      24.24%         20.33%          21.56%
Quality Income Plus          2.78%          5.57%           8.18%
Strategist                  20.40%         11.67%          12.67%
Dividend Growth              8.30%         16.74%          17.06%
Utilities                   17.65%         13.06%          13.98%
European Growth             17.85%         18.72%          16.76%
Capital Growth              13.58%         15.03%          11.53%
Pacific Growth             -16.01%          N/A           -12.82%
Global Dividend Growth       6.59%           N/A           11.12%
Income Builder              -2.60%           N/A            9.09%
Equity Growth                 N/A            N/A           -5.27%
International Magnum          N/A            N/A           -9.16%
Emerging Markets Equity       N/A            N/A          -40.97%
Emerging Growth               N/A            N/A           18.86%
U.S. Real Estate              N/A            N/A          -22.43%
Competitive Edge ("Best       N/A            N/A          -12.47%
Ideas")
S&P 500 Index                 N/A            N/A            9.88%

(WITH PERFORMANCE BENEFIT COMBINATION OPTION OR
DEATH BENEFIT COMBINATION OPTION)

                                                         10 Years or
Variable Sub-Account      One Year       Five Years    Since Inception
                      -------------------------------------------------

High Yield                -11.97%           3.82%          11.36%
Equity                     24.10%          20.20%          21.43%
Quality Income Plus         2.66%           5.45%           8.06%
Strategist                 20.26%          11.54%          12.55%
Dividend Growth             8.18%          16.61%          16.93%
Utilities                  17.51%          12.93%          13.85%
European Growth            17.72%          18.58%          16.63%
Capital Growth             13.45%          14.90%          11.41%
Pacific Growth            -16.11%            N/A          -12.92%
Global Dividend            6.46%             N/A           11.00%
Growth
Income Builder             -2.71%            N/A            8.97%
Equity Growth               N/A              N/A           -5.38%
International Magnum        N/A              N/A           -9.27%
Emerging Markets            N/A              N/A          -41.04%
Equity
Emerging Growth             N/A              N/A           18.73%
U.S. Real Estate            N/A              N/A          -22.52%
Competitive Edge            N/A              N/A          -12.57%
("Best Ideas")
S&P 500 Index               N/A              N/A            9.75%

                             ASSETMANAGER CONTRACTS


(WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION OR
PERFORMANCE INCOME BENEFIT OPTION )


                                                         10 Years or
Variable Sub-Account        One Year     Five Years    Since Inception*
                          ---------------------------------------------

High Yield                   -7.73%         3.96%          11.36%
Equity                       28.34%        20.27%          21.42%
Quality Income Plus           6.90%         5.58%           8.05%
Strategist                   24.50%        11.65%          12.54%
Dividend Growth              12.42%        16.69%          16.92%
Utilities                    21.76%        13.03%          13.85%
European Growth              21.96%        18.66%          16.62%
Capital Growth               17.69%        14.99%          11.40%
Pacific Growth              -11.87%         N/A           -12.35%
Global Dividend Growth       10.70%          N/A           11.22%
Income Builder               1.53%           N/A           10.96%
Equity Growth                 N/A            N/A           -0.07%
International Magnum          N/A            N/A           -4.00%
Emerging Markets Equity       N/A           N/A           -36.21%
Emerging Growth               N/A            N/A           24.28%
U.S. Real Estate              N/A           N/A           -16.23%
Competitive Edge ("Best       N/A            N/A           -6.00%
Ideas")
S&P 500 Index                 N/A            N/A           16.90%



(WITH AN OPTIONAL  DEATH BENEFIT OR
 THE PERFORMANCE  INCOME BENEFIT OPTION)

                                                         10 Years or
Variable Sub-Account        One Year     Five Years    Since Inception
                           --------------------------------------------

High Yield                   -7.85%         3.82%          11.21%
Equity                       28.17%        20.12%          21.26%
Quality Income Plus           6.76%         5.44%           7.91%
Strategist                   24.34%        11.50%          12.39%
Dividend Growth              12.27%        16.54%          16.77%
Utilities                    21.60%        12.88%          13.70%
European Growth              21.80%        18.51%          16.47%
Capital Growth               17.54%        14.84%          11.26%
Pacific Growth              -11.98%          N/A          -12.46%
Global Dividend Growth       10.56%          N/A           11.08%
Income Builder                1.40%          N/A           10.81%
Equity Growth                  N/A           N/A           -0.20%
International Magnum           N/A           N/A           -4.13%
Emerging Markets Equity        N/A           N/A          -36.29%
Emerging Growth                N/A           N/A           24.12%
U.S. Real Estate               N/A           N/A          -16.34%
Competitive Edge ("Best        N/A           N/A           -6.12%
Ideas")
S&P 500 Index                  N/A           N/A           16.75%


(WITH PERFORMANCE BENEFIT COMBINATION OPTION OR
DEATH BENEFIT COMBINATION OPTION)

                                                         10 Years or
Variable Sub-Account        One Year     Five Years    Since Inception

High Yield                   -7.96%         3.71%          11.09%
Equity                       28.03%        19.99%          21.13%
Quality Income Plus           6.65%         5.32%           7.79%
Strategist                   24.20%        11.38%          12.27%
Dividend Growth              12.15%        16.41%          16.64%
Utilities                    21.46%        12.76%          13.57%
European Growth              21.66%        18.38%          16.34%
Capital Growth               17.41%        14.71%          11.13%
Pacific Growth              -12.08%          N/A          -12.56%
Global Dividend Growth       10.44%          N/A           10.96%
Income Builder                1.29%          N/A           10.69%
Equity Growth                  N/A           N/A           -0.31%
International Magnum           N/A           N/A           -4.24%
Emerging Markets Equity        N/A           N/A          -36.37%
Emerging Growth                N/A           N/A           23.98%
U.S. Real Estate               N/A           N/A          -16.44%
Competitive Edge ("Best        N/A           N/A           -6.23%
Ideas")
S&P 500 Index                  N/A           N/A           16.61%

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote average annual total returns that do not reflect the withdrawal charge. We calculate these "non-standardized total returns" in exactly the same way as the standardized total returns described above, except that we replace the ending redeemable value of the hypothetical account for the period with an ending redeemable value for the period that does not take into account any charges on amounts surrendered.

In addition, we may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations would not reflect deductions for withdrawal charges which may be imposed on the Contracts which, if reflected, would reduce the performance quoted. The formula for computing such total return quotations involves a per unit change calculation. This calculation is based on the Accumulation Unit Value at the end of the defined period divided by the Accumulation Unit Value at the beginning of such period, minus 1. The periods included in such advertisements are "year-to- date" (prior calendar year end to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; " 'n' most recent Calendar Years"; and "Inception (commencement of the Variable Sub-Account's operation) to date" (day of the advertisement).

The non-standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 1998 are set out below. Non-standardized total returns are not shown for the Money Market Variable Sub-Account. In addition, non-standardized total returns are not shown of the Short-Term Bond and Aggressive Equity Variable Sub-Accounts, which commenced operations as of the date of this Statement of Additional Information. Performance figures for periods prior to the availability of an optional death benefit, the Performance Income Benefit Option, the Performance Benefit Combination Option, or the Death Benefit Combination Option have been adjusted to reflect the current charge for such features as if they had been available throughout the periods shown.

The inception date of each Variable Sub-Account appears under "Standardized Total Returns," above.


                          VARIABLE ANNUITY II CONTRACTS


(WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION
OR THE PERFORMANCE INCOME BENEFIT OPTION)


                                                         10 Years or
Variable Sub-Account      One Year       Five Years    Since Inception
                      -------------------------------------------------

High Yield                 -7.46%           4.26%          11.65%
Equity                     28.70%          20.61%          21.73%
Quality Income Plus        7.21%            5.88%           8.35%
Strategist                 24.85%          11.96%          12.84%
Dividend Growth            12.75%          17.02%          17.22%
Utilities                  22.10%          13.35%          14.15%
European Growth            22.30%          18.99%          16.93%
Capital Growth             18.03%          15.31%          11.70%
Pacific Growth            -11.60%            N/A          -12.06%
Global Dividend Growth     11.02%            N/A           11.53%
Income Builder             1.83%             N/A           11.27%
Equity Growth               N/A              N/A            1.32%
International Magnum        N/A              N/A           -2.64%
Emerging Markets Equity     N/A              N/A          -34.99%
Emerging Growth             N/A              N/A           25.76%
U.S. Real Estate            N/A              N/A          -14.65%
Competitive Edge            N/A              N/A           -4.34%
("Best Ideas")
S&P 500 Index               N/A              N/A           18.72%


(WITH AN OPTIONAL  DEATH BENEFIT  PROVISION OR
THE PERFORMANCE INCOME BENEFIT OPTION)


                                                         10 Years or
Variable Sub-Account      One Year       Five Years    Since Inception
                      -------------------------------------------------

High Yield                 -7.58%           4.12%          11.50%
Equity                     28.53%          20.45%          21.57%
Quality Income Plus         7.07%           5.75%           8.21%
Strategist                 24.69%          11.82%          12.69%
Dividend Growth            12.60%          16.87%          17.07%
Utilities                  21.94%          13.20%          14.00%
European Growth            22.14%          18.84%          16.78%
Capital Growth             17.88%          15.16%          11.56%
Pacific Growth            -11.72%           N/A           -12.17%
Global Dividend Growth     10.88%            N/A           11.39%
Income Builder             1.70%             N/A           11.12%
Equity Growth               N/A              N/A            1.19%
International Magnum        N/A              N/A           -2.76%
Emerging Markets Equity     N/A              N/A          -35.08%
Emerging Growth             N/A              N/A           25.60%
U.S. Real Estate            N/A              N/A          -14.76%
Competitive Edge            N/A              N/A          -12.47%
("Best Ideas")
S&P 500 Index               N/A              N/A           18.57%



(WITH PERFORMANCE BENEFIT COMBINATION OPTION OR
DEATH BENEFIT COMBINATION OPTION)


                                                         10 Years or
Variable Sub-Account      One Year       Five Years    Since Inception
                      -------------------------------------------------

High Yield                 -7.68%           4.01%          11.38%
Equity                     28.39%          20.32%          21.44%
Quality Income Plus        6.96%            5.63%           8.09%
Strategist                 24.55%          11.69%          12.57%
Dividend Growth            12.48%          16.74%          16.94%
Utilities                  21.81%          13.08%          13.88%
European Growth            22.01%          18.70%          16.65%
Capital Growth             17.75%          15.03%          11.44%
Pacific Growth            -11.81%            N/A          -12.92%
Global Dividend Growth     10.76%            N/A           11.26%
Income Builder             1.59%             N/A           11.00%
Equity Growth               N/A              N/A            1.07%
International Magnum        N/A              N/A           -2.87%
Emerging Markets Equity     N/A              N/A          -35.15%
Emerging Growth             N/A              N/A           25.46%
U.S. Real Estate            N/A              N/A          -14.86%
Competitive Edge            N/A              N/A           -4.57%
("Best Ideas")
S&P 500 Index               N/A              N/A           18.44%




                             ASSETMANAGER CONTRACTS


(WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION OR
PERFORMANCE INCOME BENEFIT OPTION )


                                                         10 Years or
Variable Sub-Account      One Year       Five Years    Since Inception
                      -------------------------------------------------

High Yield                 -7.68%           4.01%          11.38%
Equity                     28.39%          20.32%          21.44%
Quality Income Plus        6.96%            5.63%           8.09%
Strategist                 24.55%          11.69%          12.57%
Dividend Growth            12.48%          16.74%          16.94%
Utilities                  21.81%          13.08%          13.88%
European Growth            22.01%          18.70%          16.65%
Capital Growth             17.75%          15.03%          11.44%
Pacific Growth            -11.81%            N/A          -12.27%
Global Dividend Growth     10.76%            N/A           11.26%
Income Builder             1.59%             N/A           11.00%
Equity Growth               N/A              N/A            1.07%
International Magnum        N/A              N/A           -2.87%
Emerging Markets Equity     N/A              N/A          -36.21%
Emerging Growth             N/A              N/A           25.46%
U.S. Real Estate            N/A              N/A          -14.86%
Competitive Edge            N/A              N/A           -4.57%
 ("Best Ideas")
S&P 500 Index               N/A              N/A           18.44%

(WITH AN OPTIONAL  DEATH BENEFIT  PROVISION OR
THE PERFORMANCE  INCOME BENEFIT OPTION )


                                                         10 Years or
Variable Sub-Account      One Year       Five Years    Since Inception
                      -------------------------------------------------

High Yield                 -7.80%           3.87%          11.24%
Equity                     28.23%          20.16%          21.28%
Quality Income Plus         6.82%           5.49%           7.95%
Strategist                 24.39%          11.55%          12.42%
Dividend Growth            12.33%          16.59%          16.79%
Utilities                  21.65%          12.93%          13.73%
European Growth            21.85%          18.55%          16.50%
Capital Growth             17.59%          14.88%          11.29%
Pacific Growth            -11.93%            N/A           -12.39%
Global Dividend Growth     10.61%            N/A           11.12%
Income Builder             1.45%             N/A           10.86%
Equity Growth               N/A              N/A            0.94%
International Magnum        N/A              N/A           -3.00%
Emerging Markets Equity     N/A              N/A           -35.23%
Emerging Growth             N/A              N/A           25.29%
U.S. Real Estate            N/A              N/A           -14.97%
Competitive Edge            N/A              N/A           -4.69%
 ("Best Ideas")
S&P 500 Index               N/A              N/A           18.28%


(WITH PERFORMANCE BENEFIT COMBINATION OPTION OR
DEATH BENEFIT COMBINATION OPTION)

                                                         10 Years or
Variable Sub-Account      One Year       Five Years    Since Inception
                      -------------------------------------------------

High Yield                 -7.90%           3.76%          11.12%
Equity                     28.09%          20.03%          21.15%
Quality Income Plus        6.70%            5.38%           7.83%
Strategist                 24.26%          11.43%          12.30%
Dividend Growth            12.21%          16.46%          16.66%
Utilities                  21.52%          12.81%          13.61%
European Growth            21.72%          18.42%          16.37%
Capital Growth             17.47%          14.76%          11.17%
Pacific Growth            -12.02%            N/A          -12.48%
Global Dividend Growth     10.49%            N/A           11.00%
Income Builder             1.34%             N/A           10.74%
Equity Growth               N/A              N/A            0.83%
International Magnum        N/A              N/A           -3.11%
Emerging Markets Equity     N/A              N/A          -35.31%
Emerging Growth             N/A              N/A           25.15%
U.S. Real Estate            N/A              N/A          -15.07%
Competitive Edge            N/A              N/A           -4.80%
("Best Ideas")
S&P 500 Index               N/A              N/A           18.14%



ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract as well as the contract maintenance charge and the withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 1998 are set out below. No adjusted historical total returns are shown for the Money Market Variable Sub-Account. In addition, no adjusted historical total returns are shown for the portfolios corresponding to the Short-Term Bond and Aggressive Equity Variable Sub-Accounts, as each portfolio commenced operations as of the date of this Statement of Additional Information. Where the returns included in the following tables give effect to one or more of the optional death benefit provisions, the Performance Income Benefit Option, the Performance Benefit Combination Option, or the Death Benefit Combination Option, the performance figures have been adjusted to reflect the current charge for the feature as if that feature had been available throughout the periods shown.

 The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.



                                       Inception Date of
                                         Corresponding
Variable Sub-Account                       Portfolio
--------------------                   -----------------

High Yield                             March 9, 1984
Equity                                 March 9, 1984
Quality Income Plus                    March 1, 1987
Strategist                             March 1, 1987
Dividend Growth                        March 1, 1990
Utilities                              March 1, 1990
European Growth                        March 1, 1991
Capital Growth                         March 1, 1991
Pacific Growth                         February 24, 1994
Global Dividend Growth                 February 24, 1994
Income Builder                         January 21, 1997
Equity Growth                          January 2, 1997
International Magnum                   January 2, 1997
Emerging Markets Equity                October 1,1996
Emerging Growth                        July 3, 1995
U.S. Real Estate                       March 4, 1997
Competitive Edge                       May 18, 1998
("Best Ideas")
S&P 500 Index                          May 18, 1998




                          VARIABLE ANNUITY II CONTRACTS


(WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION OR
PERFORMANCE INCOME BENEFIT OPTION )


                                                         10 Years or
Variable Sub-Account      One Year       Five Years    Since Inception
                      -------------------------------------------------

High Yield                -11.75%           4.07%           5.53%
Equity                     24.41%          20.49%          17.92%
Quality Income Plus         2.92%           5.71%           8.05%
Strategist                 20.56%          11.81%          10.84%
Dividend Growth             8.45%          16.89%          17.21%
Utilities                  17.81%          13.21%          14.13%
European Growth            18.01%          18.87%          16.91%
Capital Growth             13.74%          15.18%          11.68%
Pacific Growth            -15.90%            N/A          -12.71%
Global Dividend Growth      6.73             N/A           11.27%
Income Builder             -2.46%            N/A            9.24%
Equity Growth              13.40%            N/A           22.62%
International Magnum        3.21%            N/A            4.65%
Emerging Markets Equity   -29.49%            N/A          -15.42%
Emerging Growth            31.42%            N/A           24.15%
U.S. Real Estate          -16.35%            N/A           -0.95%
Competitive Edge            N/A              N/A          -12.35%
("Best Ideas")
S&P 500 Index               N/A              N/A           10.03%


(WITH AN OPTIONAL  DEATH BENEFIT  PROVISION OR
THE PERFORMANCE  INCOME BENEFIT OPTION)


                                                         10 Years or
Variable Sub-Account      One Year       Five Years    Since Inception
                      -------------------------------------------------

High Yield                -11.87%           3.94%           5.46%
Equity                     24.24%          20.33%          17.85%
Quality Income Plus         2.78%           5.57%           7.98%
Strategist                 20.40%          11.67%          10.77%
Dividend Growth             8.30%          16.74%          17.06%
Utilities                  17.65%          13.06%          13.98%
European Growth            17.85%          18.72%          16.76%
Capital Growth             13.58%          15.03%          11.53%
Pacific Growth            -16.01%            N/A          -12.82%
Global Dividend Growth     6.59%             N/A           11.12%
Income Builder             -2.60%            N/A            9.09%
Equity Growth              13.24%            N/A           22.46%
International Magnum        3.07%            N/A            4.51%
Emerging Markets Equity   -29.59%            N/A          -15.53%
Emerging Growth            31.24%            N/A           23.99%
U.S. Real Estate          -16.47%            N/A           -1.08%
Competitive Edge            N/A              N/A          -12.47%
("Best Ideas")
S&P 500 Index               N/A              N/A            9.88%


(WITH PERFORMANCE BENEFIT COMBINATION OPTION OR
DEATH BENEFIT COMBINATION OPTION)

                                                         10 Years or
Variable Sub-Account      One Year       Five Years    Since Inception
                      -------------------------------------------------

High Yield                -11.97%           3.82%           5.27%
Equity                     24.10%          20.20%          17.64%
Quality Income Plus         2.66%           5.45%           7.79%
Strategist                 20.26%          11.54%          10.57%
Dividend Growth             8.18%          16.61%          16.93%
Utilities                  17.51%          12.93%          13.85%
European Growth            17.72%          18.58%          16.63%
Capital Growth             13.45%          14.90%          11.41%
Pacific Growth            -16.11%            N/A          -12.92%
Global Dividend Growth     6.46%             N/A           11.00%
Income Builder             -2.71%            N/A            8.97%
Equity Growth              13.12%            N/A           22.32%
International Magnum        2.95%            N/A            4.39%
Emerging Markets Equity   -29.67%            N/A          -15.63%
Emerging Growth            1.89%             N/A           15.43%
U.S. Real Estate           31.10%            N/A           23.85%
Competitive Edge            N/A              N/A          -12.57%
("Best Ideas")
S&P 500 Index               N/A              N/A            9.75%

                             ASSETMANAGER CONTRACTS


(WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION OR
PERFORMANCE INCOME BENEFIT OPTION )



                                                         10 Years or
Variable Sub-Account      One Year       Five Years    Since Inception
                      -------------------------------------------------

High Yield                 -7.73%           3.96%           5.26%
Equity                     28.34%          20.27%          17.63%
Quality Income Plus         6.90%            5.58%          7.78%
Strategist                 24.50%          11.65%          10.57%
Dividend Growth            12.42%          16.69%          16.92%
Utilities                  21.76%          13.03%          13.85%
European Growth            21.96%          18.66%          16.62%
Capital Growth             17.69%          14.99%          11.40%
Pacific Growth            -11.87%            N/A           -12.35%
Global Dividend Growth     10.70%            N/A           11.22%
Income Builder             1.53%             N/A           10.96%
Equity Growth              17.36%            N/A           24.05%
International Magnum       7.19%             N/A            6.41%
Emerging Markets Equity   -25.43%            N/A           -13.80%
Emerging Growth            35.34%            N/A           24.27%
U.S. Real Estate          -12.32%            N/A            1.12%
Competitive Edge            N/A              N/A           -6.00%
("Best Ideas")
S&P 500 Index               N/A              N/A           16.90%


(WITH AN OPTIONAL  DEATH BENEFIT  PROVISION OR
THE PERFORMANCE INCOME BENEFIT OPTION)


                                                         10 Years or
Variable Sub-Account      One Year       Five Years    Since Inception
                      -------------------------------------------------

High Yield                 -7.85%           3.82%           5.13%
Equity                     28.17%          20.12%          17.48%
Quality Income Plus        6.76%            5.44%           7.64%
Strategist                 24.34%          11.50%          10.42%
Dividend Growth            12.27%          16.54%          16.77%
Utilities                  21.60%          12.88%          13.70%
European Growth            21.80%          18.51%          16.47%
Capital Growth             17.54%          14.84%          11.26%
Pacific Growth            -11.98%            N/A           -12.46%
Global Dividend Growth     10.56%            N/A           11.08%
Income Builder             1.40%             N/A           10.81%
Equity Growth              17.20%            N/A           23.89%
International Magnum       7.05%             N/A            6.27%
Emerging Markets Equity   -25.53%            N/A           -13.91%
Emerging Growth            35.16%            N/A           24.11%
U.S. Real Estate          -12.44%            N/A            0.99%
Competitive Edge            N/A              N/A           -6.12%
("Best Ideas")
S&P 500 Index               N/A              N/A           16.75%


(WITH PERFORMANCE BENEFIT COMBINATION OPTION OR
DEATH BENEFIT COMBINATION OPTION)

                                                        10 Years or
Variable Sub-Account      One Year       Five Years        Since
                                                         Inception
                      ------------------------------------------------

High Yield                 -7.96%           3.71%          5.01%
Equity                     28.03%          19.99%          17.35%
Quality Income Plus        6.65%            5.32%          7.52%
Strategist                 24.20%          11.38%          10.30%
Dividend Growth            12.15%          16.41%          16.64%
Utilities                  21.46%          12.76%          13.57%
European Growth            21.66%          18.38%          16.34%
Capital Growth             17.41%          14.71%          11.13%
Pacific Growth            -12.08%            N/A          -12.56%
Global Dividend Growth     10.44%            N/A           10.96%
Income Builder             1.29%             N/A           10.69%
Equity Growth              17.07%            N/A           23.75%
International Magnum       6.93%             N/A           6.15%
Emerging Markets Equity   -25.61%            N/A          -14.01%
Emerging Growth            35.01%            N/A           23.97%
U.S. Real Estate          -12.54%            N/A           0.87%
Competitive Edge            N/A              N/A           -6.23%
("Best Ideas")
S&P 500 Index               N/A              N/A           16.61%

Calculation of Accumulation Unit Values

--------------------------------------------------------------------------------


The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

             (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

             (2)  the  per  share   amount  of  any  dividend  or  capital  gain
             distributions  made  by  the  Portfolio   underlying  the  Variable
             Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS


--------------------------------------------------------------------------------


We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

    The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

    We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

--------------------------------------------------------------------------------


INCONTESTABILITY

We will not contest the Contract after we issue it.


SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.


SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.


PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.


TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

--------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF NORTHBROOK LIFE INSURANCE COMPANY

Northbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Northbrook, and its operations form a part of Northbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Northbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Northbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Northbrook does not intend to make provisions for any such taxes. If Northbrook is taxed on investment income or capital gains of the Variable Account, then Northbrook may impose a charge against the Variable Account in order to make provision for such taxes.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

--------------------------------------------------------------------------------


The Contract may be used with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.


INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.


ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.


SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.


TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.


STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION
DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS


--------------------------------------------------------------------------------



The financial statements and the related financial statement schedule included in this statement of additional information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The financial statements of the Variable Account and Northbrook and the accompanying Reports of Independent Auditors appear on the pages that follow. The financial statements of Northbrook included herein should be considered only as bearing upon the ability of Northbrook to meet its obligations under the Contracts.

                              Financial Statements

                                     Index
                                     -----

                                                                            Page
                                                                            ----

Independent Auditors' Report............................................... F-1

Financial Statements:


     Statements of Financial Position
      December 31, 1998 and 1997........................................... F-2

     Statements of Operations and Comprehensive Income for the Years Ended
      December 31, 1998, 1997 and 1996..................................... F-3

     Statements of Shareholder's Equity for the Years Ended
      December 31, 1998, 1997 and 1996..................................... F-4

     Statements of Cash Flows for the Years Ended
      December 31, 1998, 1997 and 1996..................................... F-5

     Notes to Financial Statements......................................... F-6

     Schedule IV - Reinsurance for the Years Ended
      December 31, 1998, 1997 and 1996..................................... F-17

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
NORTHBROOK LIFE INSURANCE COMPANY:

We have audited the accompanying Statements of Financial Position of Northbrook Life Insurance Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 1998 and 1997, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. Our audits also included Schedule IV - Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.




/s/ Deloitte & Touche LLP

Chicago, Illinois
February 19, 1999



                                       NORTHBROOK LIFE INSURANCE COMPANY
                                        STATEMENTS OF FINANCIAL POSITION

                                                                                         December 31,
                                                                                         ------------
($ in thousands)                                                                       1998        1997
                                                                                       ----        ----

ASSETS
Investments
    Fixed income securities, at fair value
       (amortized cost $81,156 and $72,491)                                        $   86,336   $   76,402
    Short-term                                                                          5,083        3,031
                                                                                   ----------   ----------
    Total investments                                                                  91,419       79,433

Reinsurance recoverable from Allstate Life
    Insurance Company                                                               2,148,091    2,293,094
Receivable from affiliates, net                                                          --          1,467
Other assets                                                                            8,206        5,033
Separate Accounts                                                                   7,031,083    5,719,203
                                                                                   ----------   ----------
    TOTAL ASSETS                                                                   $9,278,799   $8,098,230
                                                                                   ==========   ==========

LIABILITIES
Reserve for life-contingent contract benefits                                      $  145,055   $  144,352
Contractholder funds                                                                2,003,122    2,148,555
Current income taxes payable                                                            1,830          162
Deferred income taxes                                                                   3,316        2,674
Payable to affiliates, net                                                              6,586         --
Separate Accounts                                                                   7,031,083    5,719,203
                                                                                   ----------   ----------
    TOTAL LIABILITIES                                                               9,190,992    8,014,946
                                                                                   ----------   ----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 10)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 25,000 shares
  authorized, issued and outstanding                                                    2,500        2,500
Additional capital paid-in                                                             56,600       56,600
Retained income                                                                        25,340       21,642

Accumulated other comprehensive income:
  Unrealized net capital gains                                                          3,367        2,542
                                                                                   ----------   ----------
    Total accumulated other comprehensive income                                        3,367        2,542
                                                                                   ----------   ----------
    TOTAL SHAREHOLDER'S EQUITY                                                         87,807       83,284
                                                                                   ----------   ----------
    TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                     $9,278,799   $8,098,230
                                                                                   ==========   ==========


See notes to financial statements.




                        NORTHBROOK LIFE INSURANCE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                    Year Ended December 31,
                                                                                    -----------------------
($ in thousands)                                                                 1998        1997       1996
                                                                                 ----        ----       ----

REVENUES
Net investment income                                                           $ 5,691    $ 5,146    $ 4,888
Realized capital gains and losses                                                     2        (68)       (20)
                                                                                -------    -------    -------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                                  5,693      5,078      4,868
Income tax expense                                                                1,995      1,756      1,666
                                                                                -------    -------    -------

NET INCOME                                                                        3,698      3,322      3,202
                                                                                -------    -------    -------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
  Change in unrealized net capital gains and losses                                 825      1,256     (1,371)
                                                                                -------    -------    -------

COMPREHENSIVE INCOME                                                            $ 4,523    $ 4,578    $ 1,831
                                                                                =======    =======    =======


See notes to financial statements.



                        NORTHBROOK LIFE INSURANCE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY



                                                                                      December 31,
                                                                                      ------------
($ in thousands)                                                               1998      1997        1996
                                                                               ----      ----        ----

COMMON STOCK                                                                 $  2,500   $  2,500   $  2,500
                                                                             --------   --------   --------

ADDITIONAL CAPITAL PAID-IN                                                     56,600     56,600     56,600
                                                                             --------   --------   --------

RETAINED INCOME
Balance, beginning of year                                                     21,642     18,320     15,118
Net income                                                                      3,698      3,322      3,202
                                                                             --------   --------   --------
Balance, end of year                                                           25,340     21,642     18,320
                                                                             --------   --------   --------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                      2,542      1,286      2,657
Change in unrealized net capital gains and losses                                 825      1,256     (1,371)
                                                                             --------   --------   --------
Balance, end of year                                                            3,367      2,542      1,286
                                                                             --------   --------   --------

     Total shareholder's equity                                              $ 87,807   $ 83,284   $ 78,706
                                                                             ========   ========   ========



See notes to financial statements.



                        NORTHBROOK LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS


                                                              Year Ended December 31,
                                                              -----------------------
  ($ in thousands)                                          1998       1997         1996
                                                            ----       ----         ----

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                $  3,698    $  3,322    $  3,202
Adjustments to reconcile net income to net
  cash provided by operating activities
       Depreciation, amortization and
         other non-cash items                                  518         516         782
       Realized capital gains and losses                        (2)         68          20
       Changes in:
        Life-contingent contract benefits and
          contractholder funds                                 273         205        (198)
        Income taxes payable                                 1,866        (480)        346
        Other operating assets and liabilities               4,126        (264)        542
                                                          --------    --------    --------
          Net cash provided by operating activities         10,479       3,367       4,694
                                                          --------    --------    --------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
       Proceeds from sales                                   1,922       1,606       3,522
       Investment collections                               10,253      10,036       5,770
       Investment purchases                                (20,690)    (18,568)    (15,532)
Change in short-term investments, net                       (1,964)      3,559       1,459
                                                          --------    --------    --------
          Net cash used in investing activities            (10,479)     (3,367)     (4,781)
                                                          --------    --------    --------

NET DECREASE IN CASH                                          --          --           (87)
CASH AT THE BEGINNING OF YEAR                                 --          --            87
                                                          --------    --------    --------
CASH AT END OF YEAR                                       $   --      $   --      $     --
                                                          ========    ========    ========

        See notes to financial statements.


                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

1.    GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Northbrook Life Insurance Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

To conform with the 1998 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets savings products and life insurance exclusively through Dean Witter Reynolds Inc. ("Dean Witter") (see Note 4), a wholly owned subsidiary of Morgan Stanley Dean Witter. Savings products include deferred annuities, such as variable annuities and fixed rate single and flexible premium annuities, and immediate annuities. Life insurance includes universal life and variable life products. In 1998, substantially all of the Company's statutory premiums and deposits were from annuities. The Company re-domesticated its operations from Illinois to Arizona in 1998.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrenders or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments which have the potential to impact its business. There continues to be proposed federal and state regulation and legislation that, if passed, would allow banks greater participation in securities and insurance businesses. Such events would present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and savings products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for statutory premiums and deposits for the Company are California, Florida and Texas for the year ended December 31, 1998. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. Substantially all premiums and deposits are ceded to ALIC under reinsurance agreements.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest and dividends on short-term investments. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC. Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. The amounts shown in the Company's statements of operations and comprehensive income relate to the investment of those assets of the Company that are not transferred under reinsurance agreements. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES
Revenues on universal life-type contracts are comprised of contract charges and fees, and are recognized when assessed against the policyholder account balance. Revenues on investment contracts include contract charges and fees for contract administration and surrenders. These revenues are recognized when levied against the contract balance. All premium revenues and contract charges are primarily reinsured with ALIC.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues flexible premium deferred variable annuity and variable life policies, the assets and liabilities of which are legally segregated and reflected in the accompanying statements of financial position as assets and liabilities of the Separate Accounts. The Company's Separate Accounts consist of: Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II and Northbrook Life Variable Life Separate Account A. Each of the Separate Accounts are unit investment trusts registered with the Securities and Exchange Commission.

The assets of the Separate Accounts are carried at fair value. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of operations and comprehensive income. Revenues to the Company from the Separate Accounts consist of contract maintenance fees, administration fees, mortality and expense risk charges and cost of insurance charges, all of which are reinsured with ALIC.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to structured settlement annuities with life contingencies, is computed on the basis of assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Reserve interest rates ranged from 4.00% to 11.00% during 1998.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of individual or group policies and contracts that include an investment component, including most fixed annuities and universal life policies. Payments received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. During 1998, credited interest rates on contractholder funds ranged from 3.46% to 11.00% for those contracts with fixed interest rates and from 3.25% to 6.50% for those with flexible rates.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS
In 1998, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 130, "Reporting Comprehensive Income." Comprehensive income is a measurement of certain changes in shareholder's equity that result from transactions and other economic events other than transactions with shareholders. For the Company, these consist of changes in unrealized gains and losses on the investment portfolio (See Note 9).

In 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." SFAS No. 131 redefines how segments are determined and requires additional segment disclosures for both annual and interim financial reporting. The Company has identified itself as a single operating segment.

PENDING ACCOUNTING STANDARDS
In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-related Assessments." The SOP is required to be adopted in 1999. The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. The Company is currently evaluating the effects of this SOP on its accounting for insurance-related assessments. Certain information required for compliance is not currently available and therefore the Company is studying alternatives for estimating the accrual. In addition, industry groups are working to improve the information available. Adoption of this standard is not expected to be material to the results of operations or financial position of the Company.


3.    RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. The amounts shown in the Company's statements of operations and comprehensive income relate to the investment of those assets of the Company that are not transferred under reinsurance agreements. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contracholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under the terms of reinsurance agreements. The following amounts were ceded to ALIC under reinsurance agreements.

                                           YEAR ENDED DECEMBER 31,
                                           -----------------------
($ in thousands)                         1998      1997       1996
                                         ----      ----       ----

Premiums                              $  2,528   $  1,979   $  3,775
Contract charges                       102,218     83,559     60,744
Credited interest, policy benefits,
     and certain expenses              217,428    201,526    218,088


BUSINESS  OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The cost to the Company is determined by various allocation methods and is primarily related to the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $26,230, $23,978 and $26,583 in 1998, 1997 and 1996, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4.  EXCLUSIVE DISTRIBUTION AGREEMENT

The Company and ALIC have a strategic alliance with Dean Witter to develop, market and distribute proprietary annuity and life insurance products through Morgan Stanley Dean Witter Financial Advisors. Affiliates of Dean Witter are the investment managers for the Morgan Stanley Dean Witter Variable Investment Series, Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust, the funds in which the assets of the Separate Accounts are invested.

Under the terms of the strategic alliance, the Company has agreed to use Dean Witter as an exclusive distribution channel for the Company's products. In addition to the Company's products, Dean Witter markets other products which compete with those of the Company. The strategic alliance is cancelable by either party, however, the Company believes the benefits derived by Dean Witter will preserve the alliance. If Dean Witter would choose to cancel the alliance, existing contracts and policies would not be affected.


5.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:


                                                              GROSS UNREALIZED
                                                            --------------------
                                                   AMORTIZED                         FAIR
                                                     COST      GAINS     LOSSES      VALUE
                                                  ----------   -------   -------    -------

AT DECEMBER 31, 1998
U.S. government and agencies                         $ 8,648   $ 1,469   $    --    $10,117
Municipal                                                590        11        --        601
Corporate                                             33,958     1,634       (16)    35,576
Mortgage-backed securities                            37,960     2,250      (168)    40,042
                                                     -------   -------   -------    -------
     Total fixed income securities                   $81,156   $ 5,364   $  (184)   $86,336
                                                     =======   =======   =======    =======

AT DECEMBER 31, 1997
U.S. government and agencies                         $ 8,638   $   823   $    --    $ 9,461
Municipal                                              1,143        28        --      1,171
Corporate                                             25,913       897       (12)    26,798
Mortgage-backed securities                            36,797     2,315      (140)    38,972
                                                     -------   -------   -------    -------
     Total fixed income securities                   $72,491   $ 4,063   $  (152)   $76,402
                                                     =======   =======   =======    =======

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 1998:

                                                    AMORTIZED    FAIR
                                                      COST      VALUE

Due in one year or less                              $ 1,443   $ 1,452
Due after one year through five years                  7,546     7,950
Due after five years through ten years                26,008    27,429
Due after ten years                                    8,199     9,463
                                                     -------   -------
                                                      43,196    46,294
Mortgage-backed securities                            37,960    40,042
                                                     -------   -------
      Total                                          $81,156   $86,336
                                                     =======   =======

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.


NET INVESTMENT INCOME
YEAR ENDED DECEMBER 31,                             1998      1997        1996
                                                    ----      ----        ----

Fixed income securities                            $ 5,616   $ 5,364    $ 4,675
Short-term investments                                 190        84        390
                                                   -------   -------    -------
    Investment income, before expense                5,806     5,448      5,065
    Investment expense                                 115       302        177
                                                   -------   -------    -------
    Net investment income                          $ 5,691   $ 5,146    $ 4,888
                                                   =======   =======    =======

REALIZED CAPITAL GAINS AND LOSSES
YEAR ENDED DECEMBER 31,                             1998      1997       1996
                                                    ----      ----       ----

Fixed income securities                            $     2   $   (70)   $   (22)
Short-term investments                                  --         2          2
                                                   -------   -------    -------
    Realized capital gains and losses                    2       (68)       (20)
    Income tax                                          (1)       24          7
                                                   -------   -------    -------
    Realized capital gains and losses, after tax   $     1   $   (44)   $   (13)
                                                   =======   =======    =======

Excluding calls and prepayments, gross losses of $9, $70 and $32 were realized on sales of fixed income securities during 1998, 1997 and 1996, respectively.

UNREALIZED NET CAPITAL GAINS
Unrealized   net  capital   gains  on  fixed  income   securities   included  in
shareholder's equity at December 31, 1998 are as follows:


                                 COST/
                               AMORTIZED     FAIR      GROSS UNREALIZED     UNREALIZED
                                 COST        VALUE      GAINS     LOSSES     NET GAINS
                               --------    --------   --------   --------    --------

Fixed income securities        $ 81,156    $ 86,336   $  5,364   $   (184)   $  5,180
                               ========    ========   ========   ========
Deferred income taxes                                                          (1,813)
                                                                             --------
Unrealized net capital gains                                                 $  3,367
                                                                             ========


CHANGE IN UNREALIZED NET CAPITAL GAINS
YEAR ENDED DECEMBER 31,                    1998       1997       1996
                                          -------    -------    -------

  Fixed income securities                 $ 1,269    $ 1,932    $(2,108)
  Deferred income taxes                      (444)      (676)       737
                                          -------    -------    -------
  Increase (decrease) in unrealized net
   capital gains                          $   825    $ 1,256    $(1,371)
                                          =======    =======    =======


SECURITIES ON DEPOSIT
At December 31, 1998, fixed income securities with a carrying value of $9,188 were on deposit with regulatory authorities as required by law.

6.    FINANCIAL INSTRUMENTS

In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions.
Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable) and liabilities (including universal life-type insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income, are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                  1998                      1997
                                  ----                      ----
                           CARRYING       FAIR       CARRYING      FAIR
                            VALUE         VALUE        VALUE       VALUE
                            -----         -----        -----       -----

Fixed income securities   $   86,336   $   86,336   $   76,402   $   76,402
Short-term investments         5,083        5,083        3,031        3,031
Separate Accounts          7,031,083    7,031,083    5,719,203    5,719,203

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value approximates fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.


FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:
                                    1998                      1997
                                    ----                      ----
                             CARRYING      FAIR        CARRYING      FAIR
                              VALUE        VALUE         VALUE       VALUE
                              -----        -----         -----       -----
Contractholder funds on
     investment contracts   $1,839,114   $1,814,684   $1,977,479   $1,951,214
Separate Accounts            7,031,083    7,031,083    5,719,203    5,719,203

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.


7.    INCOME TAXES

The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Prior to Sears, Roebuck and Co.'s ("Sears") distribution ("Sears distribution") on June 30, 1995 of its 80.3% ownership in the Corporation to Sears shareholders, the Allstate Group joined with Sears and its domestic business units (the "Sears Group") in the filing of a consolidated federal income tax return (the "Sears Tax Group") and were parties to a federal income tax allocation agreement (the "Tax Sharing Agreement"). Under the Tax Sharing Agreement, the Company, through the Corporation, paid to or received from the Sears Group the amount, if any, by which the Sears Tax Group's federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return.

As a result of the Sears distribution, the Allstate Group was no longer included in the Sears Tax Group, and the Tax Sharing Agreement was terminated. Accordingly, the Allstate Group and Sears Group entered into a new tax sharing agreement, which adopts many of the principles of the Tax Sharing Agreement and governs their respective rights and obligations with respect to federal income taxes for all periods prior to the Sears distribution, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustment that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                              1998       1997
                                              ----       ----

DEFERRED ASSETS
    Separate Accounts                        $  --      $   149
                                             -------    -------

DEFERRED LIABILITIES
    Difference in tax bases of investments    (1,503)    (1,454)
    Unrealized net capital gains              (1,813)    (1,369)
                                             -------    -------
         Total deferred liabilities           (3,316)    (2,823)
                                             -------    -------
         Net deferred liability              $(3,316)   $(2,674)
                                             =======    =======

The components of income tax expense for the year ended December 31, are as follows:

                                 1998     1997       1996
                                 ----     ----       ----

Current                        $ 1,797   $ 1,843    $ 1,642
Deferred                           198       (87)        24
                               -------   -------    -------
    Total income tax expense   $ 1,995   $ 1,756    $ 1,666
                               =======   =======    =======

The Company paid income taxes of $129, $2,236 and $2,308 in 1998, 1997 and 1996, respectively. The Company had a current income tax liability of $1,830 and $162 at December 31, 1998 and 1997, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                        1998        1997      1996
                                       ------      ------    ------

Statutory federal income tax rate       35.0%      35.0%      35.0%
Tax-exempt income                       (0.2)      (0.4)      (0.6)
Other                                    0.2        --        (0.2)
                                       ------     ------     ------
Effective income tax rate               35.0%      34.6%      34.2%
                                       ======     ======     ======

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 1998, approximately $16, will result in federal income taxes payable of $6 if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since the Tax Reform Act of 1984.

8.       STATUTORY FINANCIAL INFORMATION

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC's codification initiative has produced a comprehensive guide of revised statutory accounting principles. While the NAIC has approved a January 1, 2001 implementation date for the newly developed guidance, companies must adhere to the implementation date adopted by their state of domicile. The Company's state of domicile, Arizona, is continuing its comparison of codification and current statutory accounting requirements to determine necessary revisions to existing state laws and regulations. The requirements are not expected to have a material impact on the statutory surplus of the Company.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 1999 without prior approval of the Arizona Department of Insurance is $3,518.

9.    OTHER COMPREHENSIVE INCOME

The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:



                                                 1998                            1997                           1996
                                 --------------------------------    ----------------------------  -----------------------------
                                                           After-                         After-                         After-
                                     Pretax      Tax        tax      Pretax      Tax       tax      Pretax       Tax      tax
                                     ------      ---        ---      ------      ---       ---      ------       ---      ---

Unrealized capital gains
 and losses:
---------------------------------
Unrealized holding gains
   (losses) arising during
   the period                       $ 1,271    $  (445)   $   826    $ 1,862   $  (652)   $ 1,210   $(2,130)   $   745   $(1,385)
Less:  reclassification
   adjustment for realized
   net capital gains
   included in net income                 2         (1)         1        (70)       24        (46)      (22)         8       (14)
                                    -------    -------    -------    -------   -------    -------   -------    -------   -------
Unrealized net capital
   gains (losses)                     1,269       (444)       825      1,932      (676)     1,256    (2,108)       737    (1,371)
                                    -------    -------    -------    -------   -------    -------   -------    -------   -------
Other comprehensive
   income                           $ 1,269    $  (444)   $   825    $ 1,932   $  (676)   $ 1,256   $(2,108)   $   737   $(1,371)
                                    =======    =======    =======    =======   =======    =======   =======    =======   =======



10.      COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                        NORTHBROOK LIFE INSURANCE COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)


                                   GROSS                     NET
YEAR ENDED DECEMBER 31, 1998       AMOUNT      CEDED        AMOUNT
----------------------------       ------      -----        ------

Life insurance in force          $ 494,256   $ 494,256    $   --
                                 =========   =========    =========

Premiums and contract charges:
         Life and annuities      $ 104,746   $ 104,746    $   --
                                 =========   =========    =========


                                   GROSS                     NET
YEAR ENDED DECEMBER 31, 1997       AMOUNT      CEDED        AMOUNT
----------------------------       ------      -----        ------

Life insurance in force          $ 515,890   $ 515,890    $   --
                                 =========   =========    =========

Premiums and contract charges:
         Life and annuities      $  85,538   $  85,538    $   --
                                 =========   =========    =========

                                   GROSS                     NET
YEAR ENDED DECEMBER 31, 1996       AMOUNT      CEDED        AMOUNT
----------------------------       ------      -----        ------


Life insurance in force          $ 556,242   $ 556,242    $   --
                                 =========   =========    ==========

Premiums and contract charges:
         Life and annuities      $  64,519   $  64,519    $   --
                                 =========   =========    ==========

 -------------------------------------------------------------------------------
                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II

                  Financial Statements as of December 31, 1998
                   and for the periods ended December 31, 1998
                           and December 31, 1997, and
                          Independent Auditors' Report

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            Page

Independent Auditors' Report                                                  1

Statements of Net Assets as of December 31, 1998 for the following:

   Investments in the Morgan Stanley Dean Witter Variable Investment
    Series Portfolios:                                                        2
     Money Market
     High Yield
     Equity
     Quality Income Plus
     Strategist
     Dividend Growth
     Utilities
     European Growth
     Capital Growth
     Global Dividend Growth
     Pacific Growth
     Capital Appreciation
     Income Builder
     Competitive Edge "Best Ideas"
     S&P 500 Index
   Investments in the Morgan Stanley Dean Witter Universal Funds, Inc.
    Portfolios:
     International Magnum
     Emerging Markets Equity
     Equity Growth
     U.S. Real Estate
   Investment in the Van Kampen Life Investment Trust Portfolio:
     Emerging Growth

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            Page

Statements of Operations for the following:

For the Year Ended December 31, 1998
   Investments in the Morgan Stanley Dean Witter Variable Investment
    Series Portfolios:                                                      3, 4
     Money Market
     High Yield
     Equity
     Quality Income Plus
     Strategist
     Dividend Growth
     Utilities
     European Growth
     Capital Growth
     Global Dividend Growth
     Pacific Growth
     Capital Appreciation
     Income Builder                                                           5

For the Period May 18, 1998 to December 31, 1998
   Investments in the Morgan Stanley Dean Witter Variable Investment
    Series Portfolios:
     Competitive Edge "Best Ideas"
     S&P 500 Index

For the Period March 16, 1998 to December 31, 1998
   Investments in the Morgan Stanley Dean Witter Universal Funds,
    Inc. Portfolios:
     International Magnum
     Emerging Markets Equity
     Equity Growth

For the Period May 18, 1998 to December 31, 1998
   Investments in the Morgan Stanley Dean Witter Universal Funds,
    Inc. Portfolios:
     U.S. Real Estate

For the Period March 16, 1998 to December 31, 1998
   Investment in the Van Kampen Life Investment Trust Portfolio:
     Emerging Growth

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page
Statements of Changes in Net Assets for the following:

For the Years Ended December 31, 1998, and 1997
   Investments in the Morgan Stanley Dean Witter Variable Investment
    Series Portfolios:                                                  6,7,9,10
     Money Market
     High Yield
     Equity
     Quality Income Plus
     Strategist
     Dividend Growth
     Utilities
     European Growth
     Capital Growth
     Global Dividend Growth
     Pacific Growth

For the Year Ended  December  31,  1998,  and for the Period
 January 21, 1997 to December 31, 1997
   Investments in the Morgan Stanley Dean Witter Variable
    Investment Series Portfolios:
     Capital Appreciation
     Income Builder                                                        8, 10

For the Period May 18, 1998 to December 31, 1998
   Investments in the Morgan Stanley Dean Witter Variable Investment
    Series Portfolios:                                                        8
     Competitive Edge "Best Ideas"
     S&P 500 Index

For the Period March 16, 1998 to December 31, 1998
   Investments in the Morgan Stanley Dean Witter Universal Funds,
    Inc. Portfolios:
     International Magnum
     Emerging Markets Equity
     Equity Growth

For the Period May 18, 1998 to December 31, 1998
   Investment in the Morgan Stanley Dean Witter Universal Funds, Inc. Portfolio:
     U.S. Real Estate

For the Period March 16, 1998 to December 31, 1998
   Investment in the Van Kampen Life Investment Trust Portfolio:
     Emerging Growth

Notes to Financial Statements                                              11-18

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

We have audited the accompanying statements of net assets of each of the sub-accounts ("portfolios" for purposes of this report), listed in the table of contents, that comprise Northbrook Variable Annuity Account II (the "Account"), a Separate Account of Northbrook Life Insurance Company, an affiliate of The Allstate Corporation, as of December 31, 1998, and the related statements of operations and changes in net assets for the applicable periods indicated in the table of contents. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the portfolios, listed in the table of contents, that comprise the Account as of December 31, 1998, and the results of their operations, and the changes in their net assets for each of the periods, indicated in the table of contents, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP


Chicago, Illinois
March 18, 1999

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

($ and shares in thousands)


ASSETS
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Portfolios:
  Money Market, 401,023 shares (cost $401,023)                    $    401,023
  High Yield, 66,497 shares (cost $407,839)                            337,140
  Equity, 26,919 shares (cost $761,382)                              1,038,517
  Quality Income Plus, 45,087 shares (cost $481,586)                   495,962
  Strategist,  33,442 shares (cost $456,197)                           556,471
  Dividend Growth, 94,314 shares (cost $1,606,539)                   2,087,163
  Utilities, 23,911 shares (cost $353,913)                             508,112
  European Growth, 17,375 shares (cost $353,686)                       472,241
  Capital Growth, 6,310 shares (cost $100,444)                         128,471
  Global Dividend Growth, 32,832 shares (cost $405,572)                454,072
  Pacific Growth, 9,197 shares (cost $66,760)                           47,365
  Capital Appreciation, 3,020 shares (cost $33,114)                     31,290
  Income Builder, 7,319 shares (cost $83,510)                           83,874
  Competitive Edge "Best Ideas", 3,599 shares (cost $34,032)            35,309
  S&P 500 Index, 4,143 shares (cost $41,873)                            46,487

Investments in the Morgan Stanley Dean Witter Universal Funds,
 Inc. Portfolios:
  International Magnum, 308 shares (cost $3,639)                         3,463
  Emerging Markets Equity, 205 shares (cost $1,636)                      1,459
  Equity Growth, 1,701 shares (cost $24,283)                            25,683
  U.S. Real Estate, 202 shares (cost $2,036)                             1,980

Investments in the Van Kampen Life Investment Trust Portfolio:
  Emerging Growth, 426 shares (cost $8,141)                              9,640
                                                                  ------------
         Total assets                                                6,765,722

LIABILITIES
Payable to Northbrook Life Insurance Company:
  Accrued contract maintenance charges                                   1,499
                                                                  ------------
           Net assets                                             $  6,764,223
                                                                  ============

See notes to financial statements.


NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                            Morgan Stanley Dean Witter Variable Investment Series Portfolios
                                                       --------------------------------------------------------------------------
                                                                           For the Year Ended December 31, 1998
                                                       --------------------------------------------------------------------------
                                                                                               Quality
                                                         Money        High                      Income                  Dividend
                                                         Market       Yield        Equity        Plus     Strategist     Growth
                                                       ---------    ---------    ---------    ---------   ----------    ---------

INVESTMENT INCOME
Dividends                                              $  17,397    $  43,535    $ 109,635    $  28,193     $ 56,397    $ 209,394
Charges from Northbrook Life Insurance
  Company:
  Mortality and expense risk                              (4,498)      (4,678)     (11,173)      (5,781)      (6,152)     (25,103)
  Administrative expense                                    (350)        (360)        (862)        (455)        (480)      (1,944)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
      Net investment income (loss)                        12,549       38,497       97,600       21,957       49,765      182,347
                                                       ---------    ---------    ---------    ---------    ---------    ---------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of investments:
    Proceeds from sales                                  239,277      154,402       95,654       59,783       60,552      184,605
    Cost of investments sold                             239,277      164,118       73,762       58,900       51,539      133,624
                                                       ---------    ---------    ---------    ---------    ---------    ---------
      Net realized gains (losses)                             --       (9,716)      21,892          883        9,013       50,981
                                                       ---------    ---------    ---------    ---------    ---------    ---------
 Change in unrealized gains (losses)                          --      (58,495)     101,407        7,935       48,208      (11,845)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
      Net gains (losses) on investments -                     --      (68,211)     123,299        8,818       57,221       39,136
                                                       ---------    ---------    ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                      $  12,549    $ (29,714)   $ 220,899    $  30,775    $ 106,986    $ 221,483
                                                       =========    =========    =========    =========    =========    =========

See notes to financial statements.


NORTHBROOK VARIABLE ANNUITY ACCOUNT II


STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------


($ in thousands)
                                                            Morgan Stanley Dean Witter Variable Investment Series Portfolios
                                                       --------------------------------------------------------------------------
                                                                           For the Year Ended December 31, 1998
                                                       --------------------------------------------------------------------------
                                                                                                Global                   Capital
                                                                    European      Capital      Dividend     Pacific      Appreci-
                                                       Utilities     Growth       Growth        Growth       Growth       ation
                                                       ---------    ---------    ---------    --------     ---------    ---------

INVESTMENT INCOME
Dividends                                              $  34,513    $  32,912    $   9,336    $  56,581    $   2,661    $     200
Charges from Northbrook Life Insurance
  Company:
  Mortality and expense risk                              (5,586)      (5,623)      (1,586)      (5,960)        (645)        (420)
  Administrative expense                                    (439)        (436)        (123)        (462)         (50)         (32)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
      Net investment income (loss)                        28,488       26,853        7,627       50,159        1,966         (252)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of investments:
    Proceeds from sales                                   67,310      104,720       26,648       87,138       69,894       10,850
    Cost of investments sold                              47,924       80,227       22,224       77,300       93,611       10,897
                                                       ---------    ---------    ---------    ---------    ---------    ---------
      Net realized gains (loss)                           19,386       24,493        4,424        9,838      (23,717)         (47)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
 Change in unrealized gains (losses)                      41,969       25,370        6,985      (15,619)      14,937       (2,968)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
      Net gains (losses) on investments                   61,355       49,863       11,409       (5,781)      (8,780)      (3,015)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                      $  89,843    $  76,716    $  19,036    $  44,378    $ (6,814)    $ (3,267)
                                                       =========    =========    =========    =========    =========    =========

See notes to financial statements.



NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
($ in thousands)
                                                                                                                     Van Kampen
                                                                                                                       Life
                                                                                                                     Investment
                                           Morgan Stanley Dean Witter        Morgan Stanley Dean Witter Univeral       Trust
                                           Variable Investment Series              Funds, Inc. Portfolios            Portfolio
                                         ------------------------------   -----------------------------------------  ----------
                                                                                                           For the     For the
                                         For the                                                           Period      Period
                                           Year                                                            May 18,    March 16,
                                          Ended       For the Period                                       1998 to    1998 to
                                         December     May 18, 1998 to        For the Period March 16,      December   December
                                         31, 1998    December 31, 1998      1998 to December 31, 1998      31, 1998   31, 1998
                                         --------   -------------------   ------------------------------   ---------  ---------
                                                    Compet-
                                                     itive
                                                     Edge                 Inter-     Emerging                U.S.
                                          Income    "Best      S&P 500   national     Markets    Equity      Real     Emerging
                                          Builder    Ideas"     Index     Magnum      Equity     Growth     Estate     Growth
                                         --------   --------   --------  ---------   --------   --------   --------   --------

INVESTMENT INCOME
Dividends                                $  4,591   $     --   $     --   $     20   $      7   $    106   $     54   $     --
Charges from Northbrook Life Insurance
  Company:
  Mortality and expense risk               (1,007)      (199)      (159)       (25)        (9)      (172)       (10)       (44)
  Administrative expense                      (76)       (15)       (12)        (2)        (1)       (13)        (1)        (3)
                                         --------   --------   --------   --------   --------   --------   --------   --------
      Net investment income (loss)          3,508       (214)      (171)        (7)        (3)       (79)        43        (47)
                                         --------   --------   --------   --------   --------   --------   --------   --------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of
   investments:
    Proceeds from sales                     9,687      9,230      1,921      1,007        603      2,815        298      1,422
    Cost of investments sold                9,828      9,577      1,955      1,082        669      3,027        328      1,474
                                         --------   --------   --------   --------   --------   --------   --------   --------
      Net realized gains (losses)            (141)      (347)       (34)       (75)       (66)      (212)       (30)       (52)
                                         --------   --------   --------   --------   --------   --------   --------   --------
 Change in unrealized gains (losses)       (3,234)     1,277      4,614       (176)      (177)     1,400        (56)     1,499
                                         --------   --------   --------   --------   --------   --------   --------   --------
      Net gains (losses) on investments    (3,375)       930      4,580       (251)      (243)     1,188        (86)     1,447
                                         --------   --------   --------   --------   --------   --------   --------   --------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                        $    133   $    716   $  4,409   $   (258)  $   (246)  $  1,109   $    (43)  $  1,400
                                         ========   ========   ========   ========   ========   ========   ========   ========


See notes to financial statements.


NORTHBROOK VARIABLE ANNUITY ACCOUNT II


STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                     Morgan Stanley Dean Witter Variable Investment Series Portfolios
                                       --------------------------------------------------------------------------------------
                                                                  For the Year Ended December 31, 1998
                                       --------------------------------------------------------------------------------------
                                                                                      Quality
                                          Money          High                         Income                        Dividend
                                         Market         Yield          Equity          Plus         Strategist       Growth
                                       -----------    -----------    -----------    -----------    -----------    -----------

FROM OPERATIONS
Net investment income (loss)           $    12,549    $    38,497    $    97,600    $    21,957    $    49,765    $   182,347
Net realized gains (losses)                     --         (9,716)        21,892            883          9,013         50,981
Change in unrealized gains (losses)             --        (58,495)       101,407          7,935         48,208        (11,845)
                                       -----------    -----------    -----------    -----------    -----------    -----------
      Change in net assets resulting
        from operations                     12,549        (29,714)       220,899         30,775        106,986        221,483

FROM CAPITAL TRANSACTIONS
Deposits                                   129,304         89,840        172,406         61,783         73,193        365,505
Benefit payments                           (10,995)        (6,105)        (8,144)        (7,285)        (6,681)       (20,960)
Payments on termination                    (87,147)       (37,591)       (87,507)       (51,273)       (53,776)      (208,790)
Contract maintenance charges                  (141)          (129)          (381)          (199)          (221)          (878)
Transfers among the portfolios and
  with the Fixed Account - net              56,130        (15,774)         4,500         38,984         13,210        (16,301)
                                       -----------    -----------    -----------    -----------    -----------    -----------
      Change in net assets resulting
        from capital transactions           87,151         30,241         80,874         42,010         25,725        118,576
                                       -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS           99,700            527        301,773         72,785        132,711        340,059

NET ASSETS AT BEGINNING OF YEAR            301,234        336,538        736,514        423,067        423,637      1,746,643
                                       -----------    -----------    -----------    -----------    -----------    -----------
NET ASSETS AT END OF YEAR              $   400,934    $   337,065     $1,038,287    $   495,852    $   556,348    $ 2,086,702
                                       ===========    ===========    ===========    ===========    ===========    ===========

See notes to financial statements.



NORTHBROOK VARIABLE ANNUITY ACCOUNT II


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                      Morgan Stanley Dean Witter Variable Investment Series Portfolios
                                              ----------------------------------------------------------------------------
                                                                  For the Year Ended December 31, 1998
                                              ----------------------------------------------------------------------------
                                                                                        Global
                                                            European      Capital     Dividend      Pacific      Capital
                                                Utilities    Growth        Growth      Growth       Growth    Appreciation
                                              ----------   -----------  -----------  -----------  ----------- ------------

FROM OPERATIONS
Net investment income (loss)                  $    28,488  $    26,853  $     7,627  $    50,159  $     1,966  $      (252)
Net realized gains (losses)                        19,386       24,493        4,424        9,838      (23,717)         (47)
Change in unrealized gains (losses)                41,969       25,370        6,985      (15,619)      14,937       (2,968)
                                              -----------  -----------  -----------  -----------  -----------  -----------
      Change in net assets resulting
        from operations                            89,843       76,716       19,036       44,378       (6,814)      (3,267)

FROM CAPITAL TRANSACTIONS
Deposits                                           58,091       77,756       17,878       54,785        5,414       12,585
Benefit payments                                   (7,223)      (4,658)        (965)      (4,783)        (481)        (278)
Payments on termination                           (56,603)     (44,010)     (15,021)     (45,080)      (5,343)      (2,047)
Contract maintenance charges                         (207)        (197)         (51)        (209)         (24)         (13)
Transfers among the portfolios and with the
  Fixed Account - net                              14,560        8,524      (10,068)     (45,404)      (7,740)      (6,494)
                                              -----------  -----------  -----------  -----------  -----------  -----------
      Change in net assets resulting from
        capital transactions                        8,618       37,415       (8,227)     (40,691)      (8,174)       3,753
                                              -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS                  98,461      114,131       10,809        3,687      (14,988)         486

NET ASSETS AT BEGINNING OF YEAR                   409,538      358,005      117,633      450,284       62,342       30,797
                                              -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF YEAR                     $   507,999  $   472,136  $   128,442  $   453,791  $    47,354  $    31,283
                                              ===========  ===========  ===========  ===========  ===========  ===========

See notes to financial statements.


NORTHBROOK VARIABLE ANNUITY ACCOUNT II


STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
($ in thousands)
                                                                                                                        Van Kampen
                                                                                                                           Life
                                        Morgan Stanley Dean Witter                                                      Investment
                                        Variable Investment Series            Morgan Stanley Dean Witter                   Trust
                                                Portfolio                  Universal Funds, Inc. Portfolio               Portfolio
                                    ----------------------------------   ---------------------------------------------  ----------
                                                                                                              For the     For the
                                                                                                              Period      Period
                                     For the                                                                  May 18,    March 16,
                                    Year Ended      For the Period                   For the Period          1998 to      1998 to
                                     December       May 18, 1998 to                March 16, 1998 to         December    December
                                     31, 1998      December 31, 1998               December 31, 1998         31, 1998    31, 1998
                                    ----------   ---------------------   ---------------------------------   ---------   ---------
                                                  Competi-
                                                 tive Edge                 Inter-     Emerging                  U.S.
                                      Income       "Best      S&P 500     national    Markets      Equity       Real     Emerging
                                      Builder      Ideas"      Index       Magnum     Equity       Growth      Estate     Growth
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------


FROM OPERATIONS
Net investment income (loss)         $   3,508   $    (214)  $    (171)  $      (7)  $      (3)  $     (79)  $      43   $     (47)
Net realized gains (losses)               (141)       (347)        (34)        (75)        (66)       (212)        (30)        (52)
Change in unrealized gains (losses)     (3,234)      1,277       4,614        (176)       (177)      1,400         (56)      1,499
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
    Change in net assets resulting
      from operations                      133         716       4,409        (258)       (246)      1,109         (43)      1,400


FROM CAPITAL TRANSACTIONS
Deposits                                34,230      19,127      20,590       2,610       1,114      21,346       1,559       5,514
Benefit payments                          (920)       (168)        (60)        (11)         --        (354)         --          --
Payments on termination                 (5,563)       (423)       (593)       (168)         (7)       (594)        (35)       (272)
Contract maintenance charges               (31)        (10)        (12)         (1)         --          (7)         (1)         (3)
Transfers among the portfolios and
  with the Fixed Account - net           3,008      16,059      22,143       1,291         598       4,177         500       2,999
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
     Change in net assets resulting
       from capital transactions        30,724      34,585      42,068       3,721       1,705      24,568       2,023       8,238
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS       30,857      35,301      46,477       3,463       1,459      25,677       1,980       9,638

NET ASSETS AT BEGINNING OF PERIOD       52,998          --          --          --          --          --          --          --
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
NET ASSETS AT END OF PERIOD          $  83,855   $  35,301   $  46,477   $   3,463   $   1,459   $  25,677   $   1,980   $   9,638
                                     =========   =========   =========   =========   =========   =========   =========   =========

See notes to financial statements.


NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------

($ and units in thousands, except value per unit)

                                                       Morgan Stanley Dean Witter Variable Investment Series Portfolios
                                     ---------------------------------------------------------------------------------------------
                                                                   For the Year Ended December 31, 1997
                                     ---------------------------------------------------------------------------------------------
                                                                                 Quality
                                       Money          High                       Income                    Dividend
                                       Market        Yield         Equity         Plus      Strategist       Growth     Utilities
                                     -----------   -----------   -----------   ----------   -----------   -----------   ----------

FROM OPERATIONS
Net investment income (loss)         $    12,015   $    30,441   $    33,669   $   21,868   $    15,247   $    79,397   $   12,658
Net realized gains (losses)                   --          (164)       14,161       (1,005)        6,525        27,352       15,934
Change in unrealized gains (losses)           --        (2,116)      125,556       16,518        21,328       191,096       56,029
                                     -----------   -----------   -----------   ----------   -----------   -----------   ----------
   Change in net assets resulting
     from operations                      12,015        28,161       173,386       37,381        43,100       297,845       84,621

FROM CAPITAL TRANSACTIONS
Deposits                                 149,402       104,526       162,502       50,521        85,569       446,039       30,744
Benefit payments                          (9,812)       (3,029)       (4,642)      (7,406)       (4,738)      (13,976)      (6,217)
Payments on termination                  (82,460)      (34,243)      (76,080)     (55,141)      (53,102)     (185,959)     (53,999)
Contract maintenance charges                (101)         (123)         (296)        (182)         (184)         (748)        (192)
Transfers among the portfolios and
  with the Fixed Account - net           (68,644)       13,062        30,461      (17,577)        6,753        59,898      (32,932)
                                     -----------   -----------   -----------   ----------   -----------   -----------   ----------
   Change in net assets resulting
     from capital transactions           (11,615)       80,193       111,945      (29,785)       34,298       305,254      (62,596)
                                     -----------   -----------   -----------   ----------   -----------   -----------   ----------

INCREASE (DECREASE) IN NET ASSETS            400       108,354       285,331        7,596        77,398       603,099       22,025

NET ASSETS AT BEGINNING OF PERIOD        300,834       228,184       451,183      415,471       346,239     1,143,544      387,513
                                     -----------   -----------   -----------   ----------   -----------   -----------   ----------
NET ASSETS AT END OF PERIOD          $   301,234   $   336,538   $   736,514   $  423,067   $   423,637   $ 1,746,643   $  409,538
                                     ===========   ===========   ===========   ==========   ===========   ===========   ==========
CONTRACTS WITHOUT THE
  DEATH BENEFIT OPTIONS
Net asset value per unit at end
 of period                           $     12.55   $     26.65   $     38.87   $    17.98   $     21.54   $     32.59   $    24.21
                                     ===========   ===========   ===========   ==========   ===========   ===========   ==========
Units outstanding at end of period        18,622         8,795        13,509       20,834        16,149        39,665       15,170
                                     ===========   ===========   ===========   ==========   ===========   ===========   ==========
CONTRACTS WITH THE
  DEATH BENEFIT OPTIONS
Net asset value per unit at
 end of period                       $     12.51   $     26.57   $     38.76   $    17.93   $     21.48   $     32.50   $    24.14
                                     ===========   ===========   ===========   ==========   ===========   ===========   ==========
Units outstanding at end
 of period                                 5,407         3,844         5,455        2,701         3,529        13,970        1,754
                                     ===========   ===========   ===========   ==========   ===========   ===========   ==========


See notes to the financial statements.


NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------

($ and units in thousands, except value per unit)

                                               Morgan Stanley Dean Witter Variable Investment Series Portfolios
                                     ---------------------------------------------------------------------------------
                                                                                            For the Period January 21,
                                              For the Year Ended December 31, 1997             to December 31, 1997
                                     -----------------------------------------------------  --------------------------
                                                                    Global
                                      European       Capital      Dividend       Pacific        Capital       Income
                                       Growth         Growth        Growth        Growth    Appreciation     Builder
                                      ----------   -----------   -----------   -----------  ------------   -----------

FROM OPERATIONS
Net investment income (loss)         $    15,664       $ 9,696   $    17,676   $       231   $      (214)  $       934
Net realized gains (losses)               12,290         3,189         3,995        (8,369)          158            34
Change in unrealized gains (losses)       15,432         4,657        12,263       (35,707)        1,144         3,598
                                     -----------   -----------   -----------   -----------   -----------   -----------
   Change in net assets resulting
     from operations                      43,386        17,542        33,934       (43,845)        1,088         4,566

FROM CAPITAL TRANSACTIONS
Deposits                                  87,645        24,982       128,566        15,672        18,352        31,208
Benefit payments                          (2,725)         (910)       (3,466)       (1,262)         (109)         (165)
Payments on termination                  (37,732)      (11,218)      (41,571)      (11,743)         (944)       (1,458)
Contract maintenance charges                (148)          (49)         (199)          (37)          (12)          (15)
Transfers among the portfolios and
  with the Fixed Account - net            (3,726)        8,692        25,556       (26,769)       12,422        18,862
                                     -----------   -----------   -----------   -----------   -----------   -----------
   Change in net assets resulting
     from capital transactions            43,314        21,497       108,886       (24,139)       29,709        48,432
                                     -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS         86,700        39,039       142,820       (67,984)       30,797        52,998

NET ASSETS AT BEGINNING OF PERIOD        271,305        78,594       307,464       130,326            --            --
                                     -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD          $   358,005   $   117,633   $   450,284   $    62,342   $    30,797   $    52,998
                                     ===========   ===========   ===========   ===========   ===========   ===========
CONTRACTS WITHOUT THE
  DEATH BENEFIT OPTIONS
Net asset value per unit at end
  of period                          $     27.87   $     20.18   $     15.30   $      6.06   $     11.18   $     12.08
                                     ===========   ===========   ===========   ===========   ===========   ===========
Units outstanding at end of period         9,762         4,469        21,656         8,190         1,609         2,363
                                     ===========   ===========   ===========   ===========   ===========   ===========

CONTRACTS WITH THE
  DEATH BENEFIT OPTIONS
Net asset value per unit at end
  of period                          $     27.79   $     20.12   $     15.26   $      6.04   $     11.16   $     12.07
                                     ===========   ===========   ===========   ===========   ===========   ===========

Units outstanding at end of period         3,091         1,365         7,789         2,105         1,148         2,025
                                     ===========   ===========   ===========   ===========   ===========   ===========


See notes to the financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II


NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


1.   ORGANIZATION

     Northbrook Variable Annuity Account II (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account are legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Northbrook Life issues two variable annuity contracts, the Northbrook Variable Annuity II and the Morgan Stanley Dean Witter Variable Annuity II Asset Manager, the deposits of which are invested at the direction of the contractholder in the sub-accounts ("portfolios" for the purposes of this report) that comprise the Account. Contractholders bear all investment risk for amounts allocated to the Account. The portfolios invest in the Morgan Stanley Dean Witter Variable Investment Series, Morgan Stanley Dean Witter Universal Funds, Inc., and Van Kampen Life Investment Trust (collectively, the "Funds").

     Northbrook Life provides insurance and administrative services to the contractholders for a fee.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices at December 31, 1998.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the date of record.

     REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of portfolio shares by the Account and the cost of such shares, which is determined on a weighted average basis.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Northbrook Life. Northbrook Life is taxed as a life insurance company under the Code. No federal income taxes are payable by the Account in 1998 as the Account did not generate taxable income.

3.   CONTRACT CHARGES

     Northbrook Life charges each contractholder daily at a per annum rate as follows:

                                                 Mortality and    Administrative
                                                 expense risk         expense
                                                 ------------         -------
      Northbrook Variable Annuity II               1.25% (a)           .10%

      Morgan Stanley Dean Witter Variable
             Annuity II Asset Manager               1.49% (b)          .10%

     (a) Two optional death benefit provisions (enhanced death benefit and performance death benefit) and an optional performance income benefit are available at an additional charge of .13% for each, bringing the mortality and expense risk charge to 1.38% when one of these options has been selected. When both the performance income benefit and the performance death benefit are selected, an additional charge of .24% is assessed for a total mortality and expense risk charge of 1.49%.

     (b) Two optional death benefit provisions (enhanced death benefit and performance death benefit) and an optional performance income benefit are available at an additional charge of .13% for each, bringing the mortality and expense risk charge to 1.62% when one of these options has been selected. When both the performance income benefit and the performance death benefit are selected, an additional charge of .24% is assessed for a total mortality and expense risk charge of 1.73%.

     Northbrook Life charges an annual contract maintenance fee of $30 for each Northbrook Variable Annuity II contract. If aggregate deposits are less than $50,000 in the Morgan Stanley Dean Witter Variable Annuity II Asset Manager contract, Northbrook Life will deduct an annual maintenance fee of $35 on each contract anniversary.

4.   FINANCIAL INSTRUMENTS

     The investments of the Account are carried at fair value, based on quoted market prices. Accrued contract maintenance charges are of a short-term nature. It is assumed that their carrying value approximates fair value.


5. UNITS ISSUED AND REDEEMED
   (Units in whole amounts)

                                                                         Northbrook Variable Annuity II

                                                                             Unit activity during 1998:
                                                                     --------------------------------------
                                                            Units                                  Units     Accumulation
                                                         Outstanding                             Outstanding   Unit Value
                                                          December       Units        Units       December      December
                                                          31, 1997      Issued      Redeemed      31, 1998     31, 1998
                                                         -----------  -----------  -----------   ----------- ------------

Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Portfolios:
   Money Market                                          18,622,471   29,618,231  (27,081,671)   21,159,031  $     12.98
   High Yield                                             8,795,791    2,662,861   (3,259,510)    8,199,142        24.66
   Equity                                                13,509,402    2,779,303   (3,679,964)   12,608,741        50.02
   Quality Income Plus                                   20,834,557    4,548,681   (5,071,041)   20,312,197        19.27
   Strategist                                            16,149,246    2,137,422   (3,712,656)   14,574,012        26.88
   Dividend Growth                                       39,664,627    5,856,411   (9,186,865)   36,334,173        36.73
   Utilities                                             15,169,533    2,081,739   (3,709,730)   13,541,542        29.46
   European Growth                                        9,762,952    3,453,911   (4,248,976)    8,967,887        34.08
   Capital Growth                                         4,468,723      591,637   (1,397,402)    3,662,958        23.81
   Global Dividend Growth                                21,656,308    2,154,837   (6,176,673)   17,634,472        16.99
   Pacific Growth                                         8,189,699    5,896,210   (7,759,942)    6,325,967         5.36
   Capital Appreciation                                   1,609,271      675,388     (843,723)    1,440,936        10.15
   Income Builder                                         2,364,018    1,697,157   (1,081,195)    2,979,980        12.30
   Competitive Edge "Best Ideas"                                 --    2,229,816     (797,071)    1,432,745         9.73
   S&P 500 Index                                                 --    2,077,746     (355,037)    1,722,709        11.13

Investments in the Morgan Stanley Dean Witter
 Universal Funds, Inc. Portfolios:
  International Magnum                                           --      200,313      (63,685)      136,628         9.79
  Emerging Markets Equity                                        --      133,597      (51,595)       82,002         7.10
  Equity Growth                                                  --      986,727     (164,689)      822,038        10.10
  U.S. Real Estate                                               --      104,232      (24,503)       79,729         9.06

Investments in the Van Kampen Life Investment
 Trust Portfolios:
  Emerging Growth                                                --      343,599      (88,895)      254,704        12.00



Units relating to accrued contract maintenance charges are included in units redeemed.


5. UNITS ISSUED AND REDEEMED
   (Units in whole amounts)

                                                                Northbrook Variable Annuity II with Death Benefit or
                                                                           Peformance Income Benefit Option

                                                                             Unit activity during 1998:
                                                                     --------------------------------------
                                                            Units                                  Units     Accumulation
                                                         Outstanding                             Outstanding   Unit Value
                                                          December       Units        Units       December      December
                                                          31, 1997      Issued      Redeemed      31, 1998     31, 1998
                                                         -----------  -----------  -----------   ----------- ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Portfolios:
   Money Market                                           5,406,811   21,513,035  (17,980,986)    8,938,860  $     12.96
   High Yield                                             3,843,598    3,574,266   (2,113,354)    5,304,510        24.56
   Equity                                                 5,455,102    4,060,420   (1,584,262)    7,931,260        49.82
   Quality Income Plus                                    2,701,037    3,748,051   (1,339,495)    5,109,593        19.20
   Strategist                                             3,529,251    2,975,852     (865,951)    5,639,152        26.78
   Dividend Growth                                       13,969,794    9,295,313   (3,328,670)   19,936,437        36.59
   Utilities                                              1,754,323    2,529,566     (773,386)    3,510,503        29.44
   European Growth                                        3,091,241    3,420,945   (1,843,647)    4,668,539        33.94
   Capital Growth                                         1,365,100      814,201     (491,454)    1,687,847        23.72
   Global Dividend Growth                                 7,788,524    3,158,171   (2,016,791)    8,929,904        16.92
   Pacific Growth                                         2,105,010    8,584,871   (8,233,030)    2,456,851         5.33
   Capital Appreciation                                   1,147,553    1,051,403     (671,619)    1,527,337        10.12
   Income Builder                                         2,025,367    2,373,888     (747,044)    3,652,211        12.27
   Competitive Edge "Best Ideas"                                 --    2,682,216     (716,848)    1,965,368         9.72
   S&P 500 Index                                                 --    2,152,754     (149,453)    2,003,301        11.12

Investments in the Morgan Stanley Dean Witter
 Universal Funds, Inc. Portfolios:
  International Magnum                                           --      228,450      (57,553)      170,897         9.78
  Emerging Markets Equity                                        --      147,831      (53,231)       94,600         7.09
  Equity Growth                                                  --    1,868,415     (337,596)    1,530,819        10.09
  U.S. Real Estate                                               --       92,318      (11,536)       80,782         9.05

Investments in the Van Kampen Life Investment
 Trust Portfolios:
  Emerging Growth                                                --      502,151     (100,069)      402,082        11.98


Units relating to accrued contract maintenance charges are included in units redeemed.

   (Units in whole amounts)

                                                     Northbrook Variable Annuity II with Performance Income Benefit and
                                                                                 Performance Death Benefit




                                                                      Unit activity during 1998
                                                   ------------------------------------------------------------------------
                                                  Units                                          Units             Accumulation
                                                Outstanding             Units     Units       Outstanding           Unit Value
                                                December 31, 1997      Issued   Redeemed    December 31, 1998    December 31, 1998
                                                -----------------   ----------  --------    ----------------     ----------------
Investments in the Dean Witter
  Variable Investment Series Portfolios:
Money Market                                                   -    1,510,549  (837,515)            673,034              $ 12.77
High Yield                                                     -      179,714   (41,830)            137,884                24.18
Equity                                                         -      240,636   (19,005)            221,631                49.06
Quality Income Plus                                            -      199,475   (29,714)            169,761                18.91
 Strategist                                                    -      493,607   (20,791)            472,816                26.37
Dividend Growth                                                -      573,909   (45,768)            528,141                36.03
  Utilities                                                    -      175,090   (15,230)            159,860                28.99
European Growth                                                -      207,634   (32,277)            175,357                33.45
Capital Growth                                                 -       49,812    (7,927)             41,885                23.37
Global Dividend Growth                                         -      174,390   (17,961)            156,429                16.79
Pacific Growth                                                 -       81,292   (28,808)             52,484                 5.29
Capital Appreciation                                           -       90,771   (12,886)             77,885                10.10
Income Builder                                                 -      195,348   (30,891)            164,457                12.25
Competitive Edge "Best Ideas"                                  -      218,369   (39,607)            178,762                 9.71
S&P 500 Index                                                  -      325,073   (41,562)            283,511                11.11

Investments in the Morgan Stanley
  Universal Funds, Inc. Portfolios:
International Magnum                                           -       42,585   (10,652)             31,933                 9.77
Emerging Markets Equity                                        -       28,692    (9,192)             19,500                 7.09
Equity Growth                                                  -      181,311   (27,110)            154,201                10.37
U.S. Real Estate                                               -       42,621    (5,428)             37,193                 9.05

Investments in the Van Kampen American
  Capital Life Investment Trust Portfolios:
Emerging Growth                                                -      104,423   (21,996)             82,427                12.59



Units relating to accrued contract maintenance charges are included in units redeemed.

          Morgan Stanley Dean Witter Variable Annuity II Asset Manager


5. UNITS ISSUED AND REDEEMED (Continued)

                                                                         Unit activity during 1998
                                                 --------------------------------------------------------------------------
                                                                                                                  Accumulation
                                              Units Outstanding    Units      Units        Units Outstanding      Unit Value
                                              December 31, 1997   Issued    Redeemed       December 31, 1998    December 31, 1998
                                              -----------------   ------- ----------       ----------------     -----------------
Investments in the Dean Witter
  Variable Investment Series Portfolios:
Money Market                                                 -    134,017  (52,312)              81,705               $ 10.15
High Yield                                                   -     93,888     (288)              93,600                  8.87
Equity                                                       -     38,121   (3,611)              34,510                 10.27
Quality Income Plus                                          -    191,794  (13,766)             178,028                 10.36
Strategist                                                   -     70,485     (449)              70,036                 10.34
Dividend Growth                                              -    155,660   (8,346)             147,314                 10.10
Utilities                                                    -     46,771     (422)              46,349                 10.90
European Growth                                              -     26,543   (4,490)              22,053                  9.01
Capital Growth                                               -      7,961   (1,769)               6,192                  9.71
Global Dividend Growth                                       -     15,248      (16)              15,232                  9.89
Pacific Growth                                               -      1,450        -                1,450                 10.99
Capital Appreciation                                         -      7,872     (279)               7,593                  8.52
Income Builder                                               -     18,610     (383)              18,227                  9.68
Competitive Edge "Best Ideas"                                -     17,981     (411)              17,570                  9.57
S&P 500 Index                                                -     35,403       (9)              35,394                 10.38

Investments in the Morgan Stanley
 Universal Funds, Inc. Portfolios:
International Magnum                                         -      6,590       (1)               6,589                  8.76
Emerging Markets Equity                                      -        463     (340)                 123                  8.12
Equity Growth                                                -     14,361       (3)              14,358                  9.88
U.S. Real Estate                                             -      3,295       (1)               3,294                  9.11

Investments in the Van Kampen American
 Capital Life Investment Trust Portfolios:
Emerging Growth                                              -     10,950       (3)              10,947                 10.51




Units relating to accrued contract maintenance charges are included in units redeemed.


5. UNITS ISSUED AND REDEEMED (Continued)
   (Units in whole amounts)

                                                           Morgan Stanley Dean Witter Variable Annuity II Asset Manager
                                                              with Death Benefit or Performance Income Benefit Option

                                                                             Unit activity during 1998:
                                                                     --------------------------------------
                                                            Units                                  Units     Accumulation
                                                         Outstanding                             Outstanding   Unit Value
                                                          December       Units        Units       December      December
                                                          31, 1997      Issued      Redeemed      31, 1998     31, 1998
                                                         -----------  -----------  -----------   ----------- ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Portfolios:
   Money Market                                                   --      589,224     (503,397)       85,827  $     10.15
   High Yield                                                     --      401,477     (363,262)       38,215         8.86
   Equity                                                         --       85,082       (4,965)       80,117        10.27
   Quality Income Plus                                            --       56,800       (4,022)       52,778        10.35
   Strategist                                                     --       38,941      (14,885)       24,056        10.34
   Dividend Growth                                                --      173,319       (7,329)      165,990        10.10
   Utilities                                                      --       35,912       (2,623)       33,289        10.90
   European Growth                                                --      497,082     (290,652)      206,430         9.01
   Capital Growth                                                 --        5,156           (3)        5,153         9.70
   Global Dividend Growth                                         --       39,005         (694)       38,311         9.88
   Pacific Growth                                                 --      299,447     (297,824)        1,623        10.99
   Capital Appreciation                                           --       30,193       (1,781)       28,412         8.52
   Income Builder                                                 --       17,665         (833)       16,832         9.68
   Competitive Edge "Best Ideas"                                  --       25,339         (532)       24,807         9.56
   S&P 500 Index                                                  --      109,657       (4,705)      104,952        10.38

Investments in the Morgan Stanley Dean Witter
 Universal Funds, Inc. Portfolios:
  International Magnum                                            --        9,577           (2)        9,575         8.76
  Emerging Markets Equity                                         --        5,918       (1,993)        3,925         8.11
  Equity Growth                                                   --       18,569         (644)       17,925         9.88
  U.S. Real Estate                                                --       17,480          (17)       17,463         9.11

Investments in the Van Kampen Life Investment
 Trust Portfolios:
  Emerging Growth                                                 --       31,848         (797)       31,051        10.50



Units relating to accrued contract maintenance charges are included in units redeemed.


5. UNITS ISSUED AND REDEEMED (Continued)
   (Units in whole amounts)

                                                           Morgan Stanley Dean Witter Variable Annuity II Asset Manager
                                                           with Performance Income Benefit and Performance Death Benefit

                                                                             Unit activity during 1998:
                                                                     --------------------------------------
                                                            Units                                  Units     Accumulation
                                                         Outstanding                             Outstanding   Unit Value
                                                          December       Units        Units       December      December
                                                          31, 1997      Issued      Redeemed      31, 1998     31, 1998
                                                         -----------  -----------  -----------   ----------- ------------
Investments in the Morgan Stanley Dean Witter Variable
 Investment Series Portfolios:
   Money Market                                                   --       67,944      (52,888)       15,056  $     10.14
   High Yield                                                     --       12,539       (1,140)       11,399         8.86
   Equity                                                         --       62,407      (31,801)       30,606        10.26
   Quality Income Plus                                            --       81,104          (33)       81,071        10.35
   Strategist                                                     --       18,099          (10)       18,089        10.33
   Dividend Growth                                                --       74,673      (15,719)       58,954        10.09
   Utilities                                                      --       19,656          (12)       19,644        10.89
   European Growth                                                --       10,229           (8)       10,221         9.00
   Capital Growth                                                 --       12,471           (7)       12,464         9.70
   Global Dividend Growth                                         --       14,658           (6)       14,652         9.88
   Pacific Growth                                                 --        4,550           --         4,550        10.98
   Capital Appreciation                                           --       11,988           (3)       11,985         8.51
   Income Builder                                                 --        3,159           (1)        3,158         9.67
   Competitive Edge "Best Ideas"                                  --       12,372           (3)       12,369         9.56
   S&P 500 Index                                                  --       41,707          (10)       41,697        10.37

Investments in the Morgan Stanley Dean Witter
 Universal Funds, Inc. Portfolios:
  International Magnum                                            --          --            --            --           --
  Emerging Markets Equity                                         --        4,236           (1)        4,235         8.11
  Equity Growth                                                   --          --            --            --           --
  U.S. Real Estate                                                --          --            --            --           --

Investments in the Van Kampen Life Investment
 Trust Portfolios:
  Emerging Growth                                                 --       27,037           (7)       27,030        10.50



Units relating to accrued contract maintenance charges are included in units redeemed.

                                    PART C
                                OTHER INFORMATION

24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)      FINANCIAL STATEMENTS

Northbrook Life Insurance Company Financial Statements and Financial Schedule and Northbrook Variable Annuity Account II Financial Statements are included in Part B of this Registration Statement.


         (b) EXHIBITS


(1) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Previously filed in Post-Effective Amendment No. 13 to this Registration Statement (File No. 033-35412) dated December 31, 1996)

(2)  Not Applicable

(3)(a) Form of Underwriting Agreement (Previously filed in Post-Effective Amendment No. 13 to this Registration Statement (File No. 033-35412) dated December 31, 1996)

(3)(b) Form of General Agency Agreement (Previously filed in Post-Effective Amendment No. 13 this Registration Statement (File No. 033-35412) dated December 31, 1996)

(4)(a) Form of Contract and Certificate Amendments (Previously filed in Amendment No. 19 to this Registration Statement (File No. 033-35412) dated June 5, 1998)

(4)(b) Form of Amendatory Endorsement and Rider (Previously filed in Amendment No. 20 to this Registration Statement (File No. 033-35412) dated March 3,
     1999)

(5) Form Application for a Contract (Previously filed in Post-Effective Amendment No. 19 to this Registration Statement (File No. 033-35412) dated June 5, 1998)

(6)(a)  Amended  and  Restated   Articles  of  Incorporation   and  Articles  of
     Redomestication of Northbrook Life Insurance Company (Incorporated herein by reference to Depositor's Form 10-K annual report dated March 30, 1999)

(6)(b) Amended and Restated By-laws of Northbrook Life Insurance Company (Incorporated herein by reference to Depositor's Form 10-K annual report dated March 30, 1999)

(7)  Not applicable

(8)  Form  of  Participation   Agreement  (Previously  filed  in  Post-Effective
     Amendment No. 12 to this Registration Statement (File No. 033-35412) dated April 29, 1996)

(9)(a)  Opinion   and   Consent  of  General   Counsel   (Previously   filed  in
     Post-Effective Amendment No. 19 to this Registration Statement (File No. 033-35412) dated June 5, 1998

(9)(b) Opinion and Consent of General Counsel

(10)(a) Independent Auditors' Consent

(10)(b) Consent of Attorneys

(11) Not Applicable

(12) Not Applicable

(13) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 17 to this Registration Statement (File No. 033-35412 dated March 5,
     1998)

(14) Not Applicable

(99)(a) Power of Attorney for Casey J. Sylla (Previously filed in Amendment No. 12 to this Registration Statement (File No. 033-35412) dated April 29, 1996.)

(99)(b) Powers of Attorney for Keith A. Hauschildt, Kevin R. Slawin and Peter H. Heckman (Previously filed in Amendment No. 13 to this Registration Statement (File No. 033-35412) dated December 31, 1996.)

(99) Powers of Attorney for Louis G. Lower, II, Michael J. Velotta, Thomas J. Wilson and John R. Hunter


NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS                    DEPOSITOR OF THE ACCOUNT

Louis G. Lower, II                  Chairman of the Board, Chief Executive Officer
Thomas J. Wilson, II                Director and Vice Chairman
Peter H. Heckman                    Director, President and Chief Operating Officer
Michael J. Velotta                  Director, Vice President, Secretary and General Counsel
Sarah R. Donahue                    Director and Assistant Vice President
John R. Hunter                      Director and Assistant Vice President
Kevin R. Slawin                     Director and Vice President
Casey J. Sylla                      Director and Chief Investment Officer
Timothy N. Vander Pas               Director and Assistant Vice President
Marla G. Friedman                   Vice President
Karen C. Gardner                    Vice President
James P. Zils                       Treasurer
Keith A. Hauschildt                 Assistant Vice President and Controller
Ronald Johnson                      Assistant Vice President
Barry S. Paul                       Assistant Vice President
Robert N. Roeters                   Assistant Vice President
C. Nelson Strom                     Assistant Vice President and Corporate Actuary
Charles F. Thalheimer               Assistant Vice President
Timothy N. Vander Pas               Assistant Vice President
Patricia W. Wilson                  Assistant Vice President, Assistant Secretary and Assistant Treasurer
Joanne M. Derrig                    Assistant Secretary and Chief Compliance Officer
Emma M. Kalaidjian                  Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Mary J. McGinn                      Assistant Secretary
Gregory C. Sernett                  Assistant Secretary
Brenda D. Sneed                     Assistant Secretary and Assistant General Counsel
Nancy M. Bufalino                   Assistant Treasurer

The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March 26, 1999 (File No. 1-11840).


27.  NUMBER OF CONTRACT OWNERS

Variable Annuity II
As of April 13, 1999, there were 497 nonqualified contracts and 106 qualified contracts.

Variable Annuity II AssetManager
As of April 13, 1999, there were 84,611 nonqualified contracts and 17,274 qualified contracts.

28.  INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) has a provision in which Northbrook Life agrees to indemnify Dean Witter Reynolds as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Northbrook Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29. PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Dean Witter Reynolds Inc., is the principal underwriter for the following affiliated investment companies:

         Northbrook Variable Annuity Account
         Northbrook Life Variable Life Separate Account A
         Allstate Life of New York Variable Annuity Account
         Allstate Life of New York Variable Annuity Account II

(b) The directors and principal officers of the principal underwriter are:

Name and Principal Business                 Positions and Offices
Address* of Each Such Person                with Underwriter

Philip J. Purcell                           Director, Chairman and Chief Executive Officer
Richard M. Demartini                        Director, President and Chief Operating Officer - Dean Witter Capital
James F. Higgins                            Director, President and Chief Operating Officer - Dean Witter Financial
Stephen R. Miller                           Director and Senior Executive Vice President
Robert J. Dwyer                             Director, Executive Vice President and National Sales Director
Christine A. Edwards                        Director, Executive Vice President, Secretary and General Counsel
Mitchell M. Merin                           Director, Executive Vice President and Chief Administrative Officer
Richard F. Powers, II                       Director and Executive Vice President
Thomas C. Schneider                         Director and Executive Vice President
William B. Smith                            Director and Executive Vice President
Raymond J. Drop                             Executive Vice President
Fredrick J. Frohne                          Executive Vice President
E. Davisson Hardman, Jr.                    Executive Vice President
Jeremiah A. Mullins                         Executive Vice President
John H. Schaffer                            Executive Vice President
Robert B. Sculthorpe                        Executive Vice President
Anthony Basile                              Senior Vice President
Ronald T. Carmen                            Senior Vice President, Associate General Counsel and
                                            Assistant Secretary
Michael T. Cunningham                       Senior Vice President
Mary E. Curran                              Senior Vice President
David Diaz                                  Senior Vice President
Paul J. Dubow                               Senior Vice President and Deputy General Counsel
Michael T. Gregg                            Senior Vice President and Deputy General Counsel
Lorena J. Kern                              Senior Vice President
George R. Ross                              Senior Vice President
Robert P Seass                              Senior Vice President
Joseph G. Siniscalchi                       Senior Vice President and Controller -- Dean Witter Financial
Michael H. Stone                            Senior Vice President
Charles F. Vadala, Jr.                      Senior Vice President and Chief Financial Officer
Kelly McNamara                              Senior Vice President and Director of Governmental Affairs
Michael D. Browne                           Assistant Secretary
Marilyn K. Cranney                          Assistant Secretary
Sabrina Hurley                              Assistant Secretary


* The principal business address of the above-named individuals is Two World Trade Center, New York, New York 10048.

(c)  Compensation of Dean Witter Reynolds Inc.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

(1)                     (2)                   (3)                  (4)                   (5)
                        Net Underwriting
Name of Principal       Discounts and
Underwriter             Commissions           Compensation on      Brokerage
                                              Redemption           Commissions           Compensation

 Dean Witter Reynolds
         Inc.


30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Northbrook Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Dean Witter Reynolds Inc., is located at Two World Trade Center, New York, New York 10048.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.  MANAGEMENT SERVICES

None

32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL
REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Northbrook Life Insurance Company represents that the fees and charges deducted under the Individual and Group Variable Annuity Contracts hereby registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Northbrook Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northbrook Variable Annuity Account II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the 27th day of April, 1999.

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                                  (REGISTRANT)

                      BY: NORTHBROOK LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

(SEAL)

Attest: /s/Brenda D. Sneed                 By: /s/Michael J. Velotta
        ------------------                     ---------------------
          Brenda D. Sneed                        Michael J. Velotta
          Assistant Secretary                    Vice President, Secretary and
          And Assistant General Counsel               General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Northbrook Life Insurance Company on the 27th day of April, 1999.


*/LOUIS G. LOWER, II                Chairman of the Board, Chief
    Louis G. Lower, II              Executive Officer and Director
                                    (Principal Executive Officer)

/s/MICHAEL J. VELOTTA               Vice President, Secretary, General
   Michael J. Velotta               Counsel and Director

*/THOMAS J. WILSON, II              Vice Chairman and Director
Thomas J. Wilson, II                (Principal Operating Officer)

*/PETER H. HECKMAN                  President, Chief Operating Officer
   Peter H. Heckman                 and Director

*/JOHN R. HUNTER                    Director
   John R. Hunter

*/KEVIN R. SLAWIN                   Vice President and Director
   Kevin R. Slawin                  (Principal Financial Officer)

*/CASEY J. SYLLA                    Chief Investment Officer and Director
   Casey J. Sylla

*/KEITH A. HAUSCHILDT               Assistant Vice President and Controller
    Keith A. Hauschildt             (Principal Accounting Officer)


*/ By Michael J. Velotta, pursuant to Powers of Attorney previously filed or filed herewith.

                                  EXHIBIT INDEX

Exhibit       Description

(9)(b)        Opinion and Consent of General Counsel

(10)(a)       Independent Auditors' Consent

(10)(b)       Consent of Attorneys

(99)(b)       Power of Attorney for Thomas J. Wilson, II